Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	300,403	139,483
	Freeport-McMoRan Inc.	889,717	41,835
	Ecolab Inc.	158,713	36,647
	Air Products and Chemicals Inc.	137,835	33,393
	Nucor Corp.	152,273	30,135
	Fastenal Co.	353,976	27,306
	Newmont Corp. (XNYS)	713,657	25,577
	Dow Inc.	432,833	25,074
	LyondellBasell Industries NV Class A	159,946	16,359
	Steel Dynamics Inc.	95,755	14,194
	International Flavors & Fragrances Inc.	158,310	13,613
	Reliance Inc.	34,928	11,672
	Celanese Corp.	67,493	11,599
	Avery Dennison Corp.	49,822	11,123
	CF Industries Holdings Inc.	116,623	9,704
	Albemarle Corp.	72,736	9,582
	International Paper Co.	214,252	8,360
	Eastman Chemical Co.	72,542	7,270
*	Cleveland-Cliffs Inc.	309,169	7,031
	Mosaic Co.	200,163	6,497
	United States Steel Corp.	123,335	5,030
	FMC Corp.	78,090	4,974
	Royal Gold Inc.	40,820	4,972
*	RBC Bearings Inc.	18,171	4,913
	Olin Corp.	74,897	4,404
	UFP Industries Inc.	35,703	4,392
	Commercial Metals Co.	71,976	4,230
	Hexcel Corp.	52,593	3,831
	Boise Cascade Co.	24,714	3,790
	Alcoa Corp.	109,489	3,700
	Mueller Industries Inc.	67,780	3,655
*	Valvoline Inc.	81,284	3,623
	Element Solutions Inc.	144,776	3,617
	Timken Co.	39,326	3,438
	Cabot Corp.	34,258	3,159
	Balchem Corp.	19,876	3,080
	Westlake Corp.	19,748	3,018
*	Arcadium Lithium plc	670,434	2,890
	NewMarket Corp.	4,366	2,771
	Huntsman Corp.	106,356	2,768
	Ashland Inc.	27,821	2,709
	Avient Corp.	57,049	2,476

		Shares	Market Value ($000)
	Chemours Co.	91,886	2,413
	Carpenter Technology Corp.	28,802	2,057
	Innospec Inc.	15,528	2,002
	Scotts Miracle-Gro Co.	26,151	1,951
	Sensient Technologies Corp.	26,301	1,820
	Hecla Mining Co.	359,724	1,730
	Materion Corp.	12,914	1,701
	Quaker Chemical Corp.	8,175	1,678
*	Uranium Energy Corp.	237,207	1,601
	Minerals Technologies Inc.	20,337	1,531
	Sylvamo Corp.	22,344	1,380
*	MP Materials Corp.	85,506	1,223
	Tronox Holdings plc	70,010	1,215
	Stepan Co.	13,464	1,212
	Worthington Steel Inc.	31,441	1,127
*	Ingevity Corp.	20,371	972
	Hawkins Inc.	11,255	864
	Kaiser Aluminum Corp.	9,610	859
*	Coeur Mining Inc.	225,805	851
*	Ecovyst Inc.	65,579	731
	Koppers Holdings Inc.	12,916	713
	Mativ Holdings Inc.	33,732	632
	Ryerson Holding Corp.	17,500	586
*,1	Energy Fuels Inc.	91,278	574
*	US Silica Holdings Inc.	45,777	568
*	Metallus Inc.	23,555	524
*	Century Aluminum Co.	33,186	511
	Olympic Steel Inc.	6,815	483
	AdvanSix Inc.	16,868	482
	Haynes International Inc.	7,434	447
*	Clearwater Paper Corp.	8,983	393
	Compass Minerals International Inc.	23,894	376
*	LSB Industries Inc.	36,144	317
	Radius Recycling Inc.	14,609	309
*	Ur-Energy Inc.	179,872	288
*,1	LanzaTech Global Inc.	84,607	262
*	Northwest Pipe Co.	6,740	234
	American Vanguard Corp.	16,868	218
*	Rayonier Advanced Materials Inc.	41,933	200
	GrafTech International Ltd.	121,599	168
*	Piedmont Lithium Inc.	12,140	162
	Omega Flex Inc.	2,040	145
	FutureFuel Corp.	17,913	144
*	Universal Stainless & Alloy Products Inc.	6,243	140
	Eastern Co.	4,068	139
	Tredegar Corp.	20,212	132
*	Contango ORE Inc.	5,757	114
*	NN Inc.	23,764	113
*	ASP Isotopes Inc.	26,915	111
	Northern Technologies International Corp.	8,108	109
*	Intrepid Potash Inc.	5,156	108
*	Idaho Strategic Resources Inc.	12,642	107
*	Alto Ingredients Inc.	40,777	89
*	Dakota Gold Corp.	31,722	75
*	Glatfelter Corp.	29,576	59
*,1	American Battery Technology Co.	33,615	59
*	Unifi Inc.	8,861	53
*	Culp Inc.	10,134	49

		Shares	Market Value ($000)
*	Perma-Pipe International Holdings Inc.	5,795	46
*	Origin Materials Inc.	68,152	35
	Friedman Industries Inc.	1,678	31
*	US Gold Corp.	8,013	29
*	Ampco-Pittsburgh Corp.	12,799	28
*,1	Hycroft Mining Holding Corp.	11,072	24
*	Gold Resource Corp.	48,534	21
*	Ascent Industries Co.	1,863	19
*	CPS Technologies Corp.	9,761	18
	United-Guardian Inc.	2,129	16
*	5e Advanced Materials Inc.	4,814	6
			607,278
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	5,789,981	1,044,397
*	Tesla Inc.	1,675,678	294,567
	Home Depot Inc.	615,997	236,296
	Costco Wholesale Corp.	274,799	201,326
	Walmart Inc.	2,755,598	165,804
*	Netflix Inc.	267,986	162,756
	Walt Disney Co.	1,135,915	138,991
	McDonald's Corp.	446,933	126,013
*	Uber Technologies Inc.	1,222,681	94,134
	Lowe's Cos. Inc.	356,304	90,761
	Booking Holdings Inc.	21,172	76,810
	TJX Cos. Inc.	705,883	71,591
	NIKE Inc. Class B	754,426	70,901
	Starbucks Corp.	701,438	64,104
	Target Corp.	285,785	50,644
*	Chipotle Mexican Grill Inc.	16,995	49,401
*	O'Reilly Automotive Inc.	36,618	41,337
*	Airbnb Inc. Class A	230,778	38,069
	Marriott International Inc. Class A	143,418	36,186
*	AutoZone Inc.	10,725	33,801
	Hilton Worldwide Holdings Inc.	156,162	33,311
	General Motors Co.	715,663	32,455
	Ford Motor Co.	2,421,158	32,153
*	Copart Inc.	531,489	30,784
	Ross Stores Inc.	208,492	30,598
	DR Horton Inc.	184,962	30,436
*	Lululemon Athletica Inc.	71,256	27,836
	Lennar Corp. Class A	143,654	24,706
	Yum! Brands Inc.	174,041	24,131
*	Trade Desk Inc. Class A	275,494	24,084
	Electronic Arts Inc.	164,715	21,853
	Estee Lauder Cos. Inc. Class A	137,646	21,218
	Dollar General Corp.	135,843	21,200
	Delta Air Lines Inc.	397,140	19,011
*	Royal Caribbean Cruises Ltd.	135,359	18,816
	Tractor Supply Co.	67,145	17,573
*	Dollar Tree Inc.	128,315	17,085
	eBay Inc.	321,257	16,956
	PulteGroup Inc.	130,878	15,787
*	Ulta Beauty Inc.	30,110	15,744
*	Take-Two Interactive Software Inc.	105,864	15,720
*	NVR Inc.	1,871	15,155
*	Deckers Outdoor Corp.	15,895	14,961
	Garmin Ltd.	94,748	14,105
*	Aptiv plc	173,197	13,795

		Shares	Market Value ($000)
	Genuine Parts Co.	86,604	13,418
*	Roblox Corp. Class A	343,176	13,102
	Williams-Sonoma Inc.	39,621	12,581
	Darden Restaurants Inc.	73,828	12,340
	Las Vegas Sands Corp.	233,341	12,064
*	DraftKings Inc. Class A	264,181	11,996
*	Warner Bros Discovery Inc.	1,359,877	11,872
	Omnicom Group Inc.	122,637	11,866
*	Expedia Group Inc.	80,971	11,154
	Southwest Airlines Co.	368,852	10,767
	Domino's Pizza Inc.	21,649	10,757
*	Live Nation Entertainment Inc.	99,965	10,573
*	Carnival Corp.	626,632	10,239
	Best Buy Co. Inc.	119,895	9,835
*	United Airlines Holdings Inc.	203,067	9,723
*	Burlington Stores Inc.	39,870	9,257
	Pool Corp.	22,766	9,186
	LKQ Corp.	165,425	8,835
	RB Global Inc. (XTSE)	113,347	8,634
*	CarMax Inc.	98,568	8,586
	Toll Brothers Inc.	64,247	8,312
	Rollins Inc.	178,867	8,276
*	Floor & Decor Holdings Inc. Class A	63,234	8,196
*	Liberty Media Corp. - Liberty Formula One Class C	124,416	8,162
	Dick's Sporting Goods Inc.	34,485	7,754
	Interpublic Group of Cos. Inc.	233,101	7,606
	News Corp. Class A	276,177	7,230
*	MGM Resorts International	151,536	7,154
	Bath & Body Works Inc.	139,568	6,981
	Tapestry Inc.	141,667	6,726
	Wingstop Inc.	18,096	6,630
	Texas Roadhouse Inc.	41,623	6,430
*	e.l.f. Beauty Inc.	32,725	6,415
	Service Corp. International	86,017	6,383
*	BJ's Wholesale Club Holdings Inc.	83,425	6,311
*	American Airlines Group Inc.	409,657	6,288
	Wynn Resorts Ltd.	59,935	6,127
*	Five Below Inc.	32,542	5,902
	Tempur Sealy International Inc.	102,057	5,799
*,1	Carvana Co.	65,233	5,735
*	Light & Wonder Inc.	55,967	5,714
*	Caesars Entertainment Inc.	127,233	5,565
*	Norwegian Cruise Line Holdings Ltd.	261,567	5,475
	Vail Resorts Inc.	23,750	5,292
	Aramark	161,264	5,244
	PVH Corp.	36,733	5,165
*	Crocs Inc.	35,896	5,162
*	Skechers USA Inc. Class A	83,627	5,123
*	Rivian Automotive Inc. Class A	467,804	5,122
	Lithia Motors Inc.	17,001	5,115
	Churchill Downs Inc.	41,025	5,077
	Lear Corp.	34,912	5,058
*	Etsy Inc.	73,392	5,044
	BorgWarner Inc. (XNYS)	141,857	4,928
*	SiteOne Landscape Supply Inc.	27,930	4,875
	Gentex Corp.	134,496	4,858
	Murphy USA Inc.	11,576	4,853
*	Duolingo Inc.	21,214	4,679

		Shares	Market Value ($000)
	Fox Corp. Class A	148,577	4,646
	Hasbro Inc.	82,164	4,644
	U-Haul Holding Co.	66,597	4,441
*	Mattel Inc.	218,832	4,335
	H&R Block Inc.	86,631	4,254
	Hyatt Hotels Corp. Class A	25,977	4,146
	Ralph Lauren Corp.	22,037	4,138
	New York Times Co. Class A	95,422	4,124
	Gap Inc.	149,130	4,109
	Whirlpool Corp.	34,147	4,085
*	Bright Horizons Family Solutions Inc.	35,525	4,027
	Meritage Homes Corp.	22,863	4,012
*	Lyft Inc. Class A	206,141	3,989
	Paramount Global Class B	332,452	3,913
*	Taylor Morrison Home Corp.	61,909	3,849
	Wyndham Hotels & Resorts Inc.	50,023	3,839
*	Wayfair Inc. Class A	56,467	3,833
*	Abercrombie & Fitch Co. Class A	29,712	3,724
	Thor Industries Inc.	31,709	3,721
	Harley-Davidson Inc.	78,681	3,442
*	Alaska Air Group Inc.	79,415	3,414
	Macy's Inc.	170,419	3,407
	Nexstar Media Group Inc.	19,776	3,407
*	Planet Fitness Inc. Class A	54,168	3,393
	TKO Group Holdings Inc.	39,235	3,390
*	AutoNation Inc.	20,396	3,377
*	Liberty Media Corp. - Liberty SiriusXM Class C	112,400	3,339
	VF Corp.	215,203	3,301
	Polaris Inc.	32,733	3,277
*	Capri Holdings Ltd.	70,941	3,214
*	RH	9,081	3,163
	Academy Sports & Outdoors Inc.	46,734	3,156
	Advance Auto Parts Inc.	36,220	3,082
*	Ollie's Bargain Outlet Holdings Inc.	38,630	3,074
*	Asbury Automotive Group Inc.	12,586	2,968
*	Coty Inc. Class A	247,653	2,962
	KB Home	41,775	2,961
	Boyd Gaming Corp.	42,478	2,860
	American Eagle Outfitters Inc.	108,783	2,806
*	Cava Group Inc.	38,806	2,718
*	Skyline Champion Corp.	31,816	2,705
	Lennar Corp. Class B	17,145	2,643
	Signet Jewelers Ltd.	26,048	2,607
	Warner Music Group Corp. Class A	77,905	2,572
*	Grand Canyon Education Inc.	18,742	2,553
*	Goodyear Tire & Rubber Co.	178,909	2,456
*	Shake Shack Inc. Class A	23,500	2,445
	Group 1 Automotive Inc.	8,067	2,357
[1]	Choice Hotels International Inc.	18,411	2,326
	Rush Enterprises Inc. Class A	43,185	2,311
*	Hilton Grand Vacations Inc.	47,473	2,241
	Endeavor Group Holdings Inc. Class A	85,324	2,195
	Marriott Vacations Worldwide Corp.	20,251	2,182
*	M/I Homes Inc.	15,907	2,168
	MDC Holdings Inc.	34,196	2,151
*	Madison Square Garden Sports Corp.	11,611	2,142
	Fox Corp. Class B	73,821	2,113
	Kontoor Brands Inc.	34,969	2,107

		Shares	Market Value ($000)
*	Tri Pointe Homes Inc.	54,448	2,105
*	YETI Holdings Inc.	53,569	2,065
*,1	GameStop Corp. Class A	163,909	2,052
	Kohl's Corp.	70,072	2,043
	Wendy's Co.	108,352	2,041
	Travel & Leisure Co.	41,342	2,024
*	Visteon Corp.	17,074	2,008
	Penske Automotive Group Inc.	12,352	2,001
*	Cavco Industries Inc.	4,945	1,973
	Newell Brands Inc.	241,277	1,937
	Red Rock Resorts Inc. Class A	31,701	1,896
	LCI Industries	15,288	1,881
	TEGNA Inc.	123,737	1,849
	Steven Madden Ltd.	43,352	1,833
*	Boot Barn Holdings Inc.	19,196	1,827
	Carter's Inc.	21,139	1,790
*	Liberty Media Corp. - Liberty SiriusXM Class A	59,446	1,766
*	Urban Outfitters Inc.	40,600	1,763
	Century Communities Inc.	18,089	1,746
*	Penn Entertainment Inc.	95,907	1,746
*	Helen of Troy Ltd.	15,064	1,736
	Foot Locker Inc.	59,167	1,686
	Columbia Sportswear Co.	20,679	1,679
*	TripAdvisor Inc.	60,359	1,677
*,1	Lucid Group Inc.	580,548	1,655
*	Stride Inc.	26,095	1,645
	Graham Holdings Co. Class B	2,138	1,641
*	SkyWest Inc.	23,263	1,607
*	frontdoor Inc.	49,216	1,603
*	JetBlue Airways Corp.	214,794	1,594
*	Dorman Products Inc.	16,104	1,552
	Inter Parfums Inc.	10,997	1,545
	Leggett & Platt Inc.	80,381	1,539
	Bloomin' Brands Inc.	52,672	1,511
*	ACV Auctions Inc. Class A	77,952	1,463
*	Sonos Inc.	76,371	1,456
*	Dutch Bros Inc. Class A	43,878	1,448
	Strategic Education Inc.	13,870	1,444
*	LGI Homes Inc.	12,308	1,432
*	Topgolf Callaway Brands Corp.	85,773	1,387
	Avis Budget Group Inc.	11,205	1,372
*	Brinker International Inc.	27,297	1,356
*	Liberty Media Corp. - Liberty Live Class C	30,823	1,351
*	Fox Factory Holding Corp.	25,770	1,342
	Papa John's International Inc.	19,988	1,331
*	Dave & Buster's Entertainment Inc.	20,659	1,293
	HNI Corp.	28,450	1,284
*	Sweetgreen Inc. Class A	50,638	1,279
	PriceSmart Inc.	15,143	1,272
	Winnebago Industries Inc.	16,977	1,256
*	PowerSchool Holdings Inc. Class A	57,949	1,234
	Laureate Education Inc.	84,628	1,233
*	United Parks & Resorts Inc.	21,887	1,230
*,1	QuantumScape Corp.	193,999	1,220
*	Central Garden & Pet Co. Class A	32,611	1,204
	Nordstrom Inc.	59,135	1,199
*	Adtalem Global Education Inc.	23,225	1,194
*	Green Brick Partners Inc.	19,597	1,180

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class B	125,681	1,170
	Worthington Enterprises Inc.	18,783	1,169
*	Cinemark Holdings Inc.	64,886	1,166
*	Six Flags Entertainment Corp.	44,274	1,165
	Acushnet Holdings Corp.	17,591	1,160
*	Hanesbrands Inc.	199,421	1,157
	MillerKnoll Inc.	45,924	1,137
*	Chewy Inc. Class A	71,005	1,130
	Phinia Inc.	29,196	1,122
*	OPENLANE Inc.	64,417	1,114
*	National Vision Holdings Inc.	50,192	1,112
	Levi Strauss & Co. Class A	55,544	1,110
*	Gentherm Inc.	18,675	1,075
*	Under Armour Inc. Class C	149,743	1,069
*	ODP Corp.	20,107	1,067
*	Vista Outdoor Inc.	32,023	1,050
	Cheesecake Factory Inc.	28,747	1,039
*	Beyond Inc.	28,924	1,039
	Oxford Industries Inc.	9,144	1,028
	Dana Inc.	80,886	1,027
	Cracker Barrel Old Country Store Inc.	13,751	1,000
	La-Z-Boy Inc.	26,319	990
	Upbound Group Inc.	28,127	990
	John Wiley & Sons Inc. Class A	25,856	986
*	Coursera Inc.	70,350	986
*	Victoria's Secret & Co.	49,560	960
*	Atlanta Braves Holdings Inc. Class C	24,105	942
	Dillard's Inc. Class A	1,964	926
*	Knowles Corp.	56,485	909
	PROG Holdings Inc.	26,049	897
*	Sphere Entertainment Co.	17,772	872
	News Corp. Class B	31,827	861
*	Peloton Interactive Inc. Class A	198,661	851
*	Sally Beauty Holdings Inc.	66,365	824
	Caleres Inc.	19,708	809
*	Liberty Media Corp. - Liberty Formula One Class A	13,465	791
	Jack in the Box Inc.	11,468	785
*	XPEL Inc.	14,409	778
*	Madison Square Garden Entertainment Corp.	19,254	755
[1]	Krispy Kreme Inc.	49,383	752
	Buckle Inc.	18,184	732
*	G-III Apparel Group Ltd.	25,184	731
	Allegiant Travel Co.	9,682	728
*	Leslie's Inc.	109,336	711
*	Life Time Group Holdings Inc.	44,667	693
	Camping World Holdings Inc. Class A	24,499	682
*	Arlo Technologies Inc.	52,361	662
*	Udemy Inc.	60,166	661
	Steelcase Inc. Class A	50,143	656
	Guess? Inc.	20,689	651
	Monarch Casino & Resort Inc.	8,572	643
	Perdoceo Education Corp.	36,554	642
*	Under Armour Inc. Class A	86,787	641
	Winmark Corp.	1,773	641
*	Beazer Homes USA Inc.	19,462	638
*	Cars.com Inc.	36,824	633
*	Dream Finders Homes Inc. Class A	14,389	629
*	Hertz Global Holdings Inc.	74,402	583

		Shares	Market Value ($000)
	Matthews International Corp. Class A	18,719	582
*	AMC Entertainment Holdings Inc. Class A	155,964	580
*	Driven Brands Holdings Inc.	36,446	576
*	Sabre Corp.	233,836	566
	Wolverine World Wide Inc.	49,531	555
*	QuinStreet Inc.	30,661	542
*	Integral Ad Science Holding Corp.	53,952	538
	Sturm Ruger & Co. Inc.	11,643	537
	Interface Inc.	31,878	536
*	Revolve Group Inc.	24,719	523
*	Portillo's Inc. Class A	36,901	523
	Monro Inc.	16,538	522
	Smith & Wesson Brands Inc.	30,088	522
*	Everi Holdings Inc.	51,611	519
*	BJ's Restaurants Inc.	14,301	517
	Hibbett Inc.	6,714	516
*	American Axle & Manufacturing Holdings Inc.	69,735	513
	Golden Entertainment Inc.	13,940	513
*	Vizio Holding Corp. Class A	46,150	505
*	Liberty Media Corp. - Liberty Live Class A	11,809	500
*	Chegg Inc.	65,563	496
[1]	Sirius XM Holdings Inc.	127,877	496
	Ethan Allen Interiors Inc.	14,296	494
	Arhaus Inc.	31,990	492
*	Hovnanian Enterprises Inc. Class A	3,034	476
	Scholastic Corp.	12,551	473
*	Mister Car Wash Inc.	61,026	473
*	Malibu Boats Inc. Class A	10,856	470
*	First Watch Restaurant Group Inc.	18,633	459
	Sonic Automotive Inc. Class A	7,996	455
*	Universal Technical Institute Inc.	28,568	455
*	Accel Entertainment Inc.	37,779	445
	Dine Brands Global Inc.	9,545	444
*	Viad Corp.	11,068	437
*	Figs Inc. Class A	86,234	429
	Standard Motor Products Inc.	12,263	411
	Shoe Carnival Inc.	10,993	403
	A-Mark Precious Metals Inc.	12,790	393
*	Sun Country Airlines Holdings Inc.	25,624	387
*	Hawaiian Holdings Inc.	28,620	382
*	Kura Sushi USA Inc. Class A	3,313	382
*	Thryv Holdings Inc.	16,819	374
*	MarineMax Inc.	10,748	358
*	Cardlytics Inc.	23,521	341
*	Chuy's Holdings Inc.	9,819	331
*	Daily Journal Corp.	910	329
[1]	Spirit Airlines Inc.	66,032	320
	Global Industrial Co.	7,143	320
*	Instructure Holdings Inc.	14,780	316
*	Stagwell Inc.	50,745	316
	RCI Hospitality Holdings Inc.	5,337	310
	Designer Brands Inc. Class A	28,114	307
*,1	Luminar Technologies Inc.	155,698	307
	Gray Television Inc.	47,907	303
*	Stoneridge Inc.	16,348	301
*	Corsair Gaming Inc.	24,202	299
*	Savers Value Village Inc.	15,252	294
	Build-A-Bear Workshop Inc.	9,693	290

		Shares	Market Value ($000)
*	Clear Channel Outdoor Holdings Inc.	170,536	281
*	Bally's Corp.	19,993	279
	Movado Group Inc.	9,824	274
*	MasterCraft Boat Holdings Inc.	11,512	273
*	Qurate Retail Inc. Series A	218,621	269
*	Xponential Fitness Inc. Class A	16,251	269
*	AMC Networks Inc. Class A	22,019	267
*	Clean Energy Fuels Corp.	98,828	265
*,1	Wheels Up Experience Inc.	91,738	263
	Haverty Furniture Cos. Inc.	7,606	260
	Carrols Restaurant Group Inc.	27,133	258
	Marcus Corp.	17,179	245
*	Frontier Group Holdings Inc.	30,112	244
*,1	Atlanta Braves Holdings Inc. Class A	5,601	235
	Alta Equipment Group Inc.	18,039	234
*	Genesco Inc.	8,265	233
*	Denny's Corp.	25,676	230
*	Eastman Kodak Co.	46,125	228
	Climb Global Solutions Inc.	3,215	228
[1]	Bowlero Corp. Class A	16,633	228
*	Gannett Co. Inc.	92,841	227
*	Potbelly Corp.	18,626	226
*	European Wax Center Inc. Class A	17,243	224
	Sinclair Inc.	16,577	223
*	Rush Street Interactive Inc.	33,589	219
*	Sleep Number Corp.	13,558	217
	Carriage Services Inc.	7,790	211
*	Liquidity Services Inc.	11,270	210
*	Cooper-Standard Holdings Inc.	12,170	202
	Arko Corp.	35,346	201
*	America's Car-Mart Inc.	3,116	199
*	RealReal Inc.	50,990	199
*	National CineMedia Inc.	37,849	195
*	Lovesac Co.	8,584	194
*	1-800-Flowers.com Inc. Class A	17,186	186
*	Central Garden & Pet Co.	4,329	185
*	PlayAGS Inc.	20,364	183
*	GoPro Inc. Class A	79,577	177
*	Legacy Housing Corp.	8,091	174
*	Holley Inc.	38,592	172
*	Smith Douglas Homes Corp.	5,788	172
	Hooker Furnishings Corp.	7,095	170
*	Turtle Beach Corp.	9,825	169
*	Selectquote Inc.	81,904	164
*	Citi Trends Inc.	6,019	163
*	OneWater Marine Inc. Class A	5,707	161
*	Lindblad Expeditions Holdings Inc.	16,999	159
	Hamilton Beach Brands Holding Co. Class A	6,357	155
*	EW Scripps Co. Class A	38,350	151
*	Tile Shop Holdings Inc.	21,533	151
	Weyco Group Inc.	4,601	147
*	American Public Education Inc.	10,243	145
*	AMMO Inc.	51,858	143
*	Vera Bradley Inc.	20,924	142
	Flexsteel Industries Inc.	3,767	141
*	Zumiez Inc.	9,299	141
*	iHeartMedia Inc. Class A	67,024	140
*	Boston Omaha Corp. Class A	8,751	135

		Shares	Market Value ($000)
*	iRobot Corp.	15,362	135
*	Landsea Homes Corp.	9,306	135
	Superior Group of Cos. Inc.	8,115	134
*	Stitch Fix Inc. Class A	49,885	132
*	Playstudios Inc.	47,290	131
*	SES AI Corp.	77,778	131
*	J Jill Inc.	4,048	129
	Rocky Brands Inc.	4,700	128
*	El Pollo Loco Holdings Inc.	13,066	127
*	Angi Inc.	48,255	126
*	Lincoln Educational Services Corp.	12,041	124
*	Funko Inc. Class A	19,445	121
	Johnson Outdoors Inc. Class A	2,610	120
*	Destination XL Group Inc.	33,041	119
	Aaron's Co. Inc.	15,679	118
*	Lands' End Inc.	10,722	117
*	Biglari Holdings Inc. Class A	123	116
*	Tilly's Inc. Class A	16,337	111
*	Petco Health & Wellness Co. Inc.	48,490	111
	Clarus Corp.	16,171	109
	Nathan's Famous Inc.	1,529	108
*	Full House Resorts Inc.	19,223	107
*	Latham Group Inc.	26,897	107
	Lakeland Industries Inc.	5,727	105
	Lifetime Brands Inc.	9,682	101
	Escalade Inc.	7,190	99
	Virco Mfg. Corp.	9,017	99
	Townsquare Media Inc. Class A	8,775	96
*	Motorcar Parts of America Inc.	11,829	95
*	WW International Inc.	50,419	93
*	American Outdoor Brands Inc.	10,588	93
	Bassett Furniture Industries Inc.	6,220	92
*	JAKKS Pacific Inc.	3,681	91
	Cricut Inc. Class A	18,957	90
*	Reservoir Media Inc.	11,021	87
	Marine Products Corp.	7,169	84
*,1	Blink Charging Co.	27,119	82
*	Snap One Holdings Corp.	9,471	82
*	Red Robin Gourmet Burgers Inc.	10,252	79
*	ContextLogic Inc. Class A	13,827	79
*	ONE Group Hospitality Inc.	14,056	78
*	Outbrain Inc.	19,238	76
*	Nerdy Inc.	26,054	76
*	Universal Electronics Inc.	7,274	73
*	Big Lots Inc.	16,415	71
*	Strattec Security Corp.	2,980	71
*	Century Casinos Inc.	21,934	69
*,1	Mondee Holdings Inc.	28,801	67
	Cato Corp. Class A	11,392	66
	Purple Innovation Inc.	37,652	66
*	Sportsman's Warehouse Holdings Inc.	20,831	65
*	Superior Industries International Inc.	21,922	64
*	ThredUP Inc. Class A	31,833	64
*	RumbleON Inc. Class B	9,093	59
*	BARK Inc.	47,471	59
*	Noodles & Co.	29,201	56
	Big 5 Sporting Goods Corp.	15,749	55
	Entravision Communications Corp. Class A	33,461	55

		Shares	Market Value ($000)
	Canterbury Park Holding Corp.	2,370	54
*	Solo Brands Inc. Class A	24,888	54
*	Duluth Holdings Inc. Class B	10,724	53
	NL Industries Inc.	7,172	53
*,1	Vuzix Corp.	43,358	52
*,1	Canoo Inc.	14,094	50
*,1	Surf Air Mobility Inc.	57,909	49
*	Allbirds Inc. Class A	66,954	46
*,1	Tupperware Brands Corp.	32,267	43
*	Lee Enterprises Inc.	3,230	43
*	Traeger Inc.	16,967	43
*	Cumulus Media Inc. Class A	11,766	42
*	Spruce Power Holding Corp.	10,214	41
*	Conn's Inc.	11,815	40
	Acme United Corp.	851	40
*	CarParts.com Inc.	24,622	40
*	LL Flooring Holdings Inc.	20,606	38
*	Gaia Inc.	11,846	37
*	Mesa Air Group Inc.	38,440	34
*	Emerald Holding Inc.	4,815	33
*	Fossil Group Inc.	31,352	32
*	LiveOne Inc.	15,820	31
	Saga Communications Inc. Class A	1,303	29
*	Genius Brands International Inc.	21,261	29
*	Red Cat Holdings Inc.	36,630	28
*	Container Store Group Inc.	23,135	26
*	Kirkland's Inc.	10,411	25
*	Urban One Inc.	12,009	25
*	Vacasa Inc. Class A	3,537	24
	Ark Restaurants Corp.	1,632	23
*	Lazydays Holdings Inc.	5,685	23
*	Brilliant Earth Group Inc. Class A	6,975	21
*	Barnes & Noble Education Inc.	27,832	20
*	2U Inc.	50,097	20
	CuriosityStream Inc.	17,896	19
*	Sonder Holdings Inc.	6,531	19
*	Fluent Inc.	35,496	18
*	Live Ventures Inc.	636	17
*	Delta Apparel Inc.	5,376	16
*	Lulu's Fashion Lounge Holdings Inc.	9,663	14
*	Regis Corp.	1,976	14
*,1	Loop Media Inc.	32,468	12
*	Charles & Colvard Ltd.	31,847	11
*	BurgerFi International Inc.	14,006	8
*	Focus Universal Inc.	19,046	8
*	Cineverse Corp.	4,771	7
*	Inspirato Inc.	1,785	7
*	Owlet Inc.	1,117	5
*	Xwell Inc.	275	—
	FAT Brands Inc. Class B	67	—
			4,460,168
Consumer Staples (4.5%)
	Procter & Gamble Co.	1,457,670	236,507
	PepsiCo Inc.	851,648	149,047
	Coca-Cola Co.	2,401,389	146,917
	Philip Morris International Inc.	961,426	88,086
	CVS Health Corp.	780,243	62,232
	Mondelez International Inc. Class A	833,567	58,350

		Shares	Market Value ($000)
	Altria Group Inc.	1,088,700	47,489
	Colgate-Palmolive Co.	508,593	45,799
	McKesson Corp.	81,507	43,757
	Constellation Brands Inc. Class A	101,990	27,717
	Kimberly-Clark Corp.	208,487	26,968
*	Monster Beverage Corp.	452,224	26,808
	Cencora Inc.	104,619	25,421
	Corteva Inc.	436,106	25,150
	Sysco Corp.	308,526	25,046
	General Mills Inc.	352,018	24,631
	Kroger Co.	400,659	22,890
	Kenvue Inc.	1,065,541	22,867
	Archer-Daniels-Midland Co.	329,108	20,671
	Keurig Dr Pepper Inc.	630,970	19,352
	Kraft Heinz Co.	491,091	18,121
	Hershey Co.	92,419	17,975
	Church & Dwight Co. Inc.	151,803	15,835
	McCormick & Co. Inc.	154,648	11,879
	Clorox Co.	77,209	11,821
	Tyson Foods Inc. Class A	175,810	10,325
	Brown-Forman Corp. Class B	195,308	10,082
	Kellanova	168,975	9,681
	Lamb Weston Holdings Inc.	89,282	9,511
	Walgreens Boots Alliance Inc.	427,900	9,281
	Bunge Global SA	88,823	9,106
*	Celsius Holdings Inc.	107,791	8,938
	Conagra Brands Inc.	297,156	8,808
	J M Smucker Co.	62,325	7,845
*	US Foods Holding Corp.	143,984	7,771
	Molson Coors Beverage Co. Class B	110,014	7,398
	Casey's General Stores Inc.	23,192	7,385
*	Performance Food Group Co.	97,237	7,258
	Hormel Foods Corp.	168,921	5,894
	Campbell Soup Co.	120,741	5,367
*	BellRing Brands Inc.	81,413	4,806
	Ingredion Inc.	40,350	4,715
*	Darling Ingredients Inc.	98,553	4,584
	Albertsons Cos. Inc. Class A	194,293	4,166
*	Sprouts Farmers Market Inc.	63,630	4,103
*	Freshpet Inc.	30,379	3,520
*	Post Holdings Inc.	30,385	3,229
	Coca-Cola Consolidated Inc.	3,110	2,632
	Flowers Foods Inc.	106,917	2,539
	Lancaster Colony Corp.	12,123	2,517
	WD-40 Co.	8,326	2,109
*	Simply Good Foods Co.	57,459	1,955
	Primo Water Corp.	94,189	1,715
	Spectrum Brands Holdings Inc.	18,168	1,617
*	Grocery Outlet Holding Corp.	55,054	1,584
	Cal-Maine Foods Inc.	24,061	1,416
[1]	Brown-Forman Corp. Class A	26,388	1,397
*	Boston Beer Co. Inc. Class A	4,437	1,351
	Energizer Holdings Inc.	45,309	1,334
	Edgewell Personal Care Co.	29,999	1,159
*	TreeHouse Foods Inc.	29,356	1,143
	Andersons Inc.	19,124	1,097
	J & J Snack Foods Corp.	7,404	1,070
	Reynolds Consumer Products Inc.	33,634	961

		Shares	Market Value ($000)
	Vector Group Ltd.	80,838	886
*	Chefs' Warehouse Inc.	20,795	783
	MGP Ingredients Inc.	8,970	773
	Universal Corp.	14,440	747
*	National Beverage Corp.	15,601	740
*	Pilgrim's Pride Corp.	21,208	728
	WK Kellogg Co.	38,234	719
	Ingles Markets Inc. Class A	8,920	684
	Utz Brands Inc.	36,769	678
	Weis Markets Inc.	9,883	636
*	Herbalife Ltd.	60,755	611
*	Vita Coco Co. Inc.	24,769	605
	Fresh Del Monte Produce Inc.	23,077	598
	B&G Foods Inc.	46,053	527
	John B Sanfilippo & Son Inc.	4,774	506
*	Hain Celestial Group Inc.	57,942	455
	Seaboard Corp.	140	451
*	United Natural Foods Inc.	38,312	440
	SpartanNash Co.	20,828	421
	Nu Skin Enterprises Inc. Class A	30,017	415
*	USANA Health Sciences Inc.	7,235	351
*	Vital Farms Inc.	14,554	338
	ACCO Brands Corp.	59,763	335
*	Mission Produce Inc.	28,045	333
	Turning Point Brands Inc.	11,108	325
*,1	Beyond Meat Inc.	35,200	291
	Tootsie Roll Industries Inc.	8,987	288
*,1	Westrock Coffee Co.	26,832	277
	Calavo Growers Inc.	9,730	271
	Medifast Inc.	6,610	253
*	Duckhorn Portfolio Inc.	27,013	251
	Limoneira Co.	12,092	237
*	Beauty Health Co.	50,397	224
*	Seneca Foods Corp. Class A	3,913	223
*	LifeMD Inc.	20,036	206
	Oil-Dri Corp. of America	2,532	189
	Village Super Market Inc. Class A	6,556	188
*	Cibus Inc.	8,186	184
*	Nature's Sunshine Products Inc.	7,683	160
*	Whole Earth Brands Inc.	27,528	133
	Natural Grocers by Vitamin Cottage Inc.	7,025	127
*	Honest Co. Inc.	31,168	126
*	Olaplex Holdings Inc.	61,606	118
*,1	Brookfield Realty Capital Corp. Class A	25,375	109
*	Mama's Creations Inc.	20,671	103
*	GrowGeneration Corp.	33,292	95
	Alico Inc.	2,955	87
*	Lifecore Biomedical Inc.	15,740	84
*	ProPhase Labs Inc.	12,254	79
*	HF Foods Group Inc.	21,622	76
	PetMed Express Inc.	14,496	69
	Lifevantage Corp.	10,023	61
*	Farmer Bros Co.	11,334	40
*	PLBY Group Inc.	26,318	28
*	Veru Inc.	33,254	23
*,1	Bridgford Foods Corp.	1,495	17
*	Benson Hill Inc.	76,425	15
*	Vintage Wine Estates Inc.	27,397	10

		Shares	Market Value ($000)
*	S&W Seed Co.	18,009	9
			1,421,441
Energy (4.2%)
	Exxon Mobil Corp.	2,460,089	285,961
	Chevron Corp.	1,110,546	175,177
	ConocoPhillips	725,792	92,379
	Schlumberger NV	888,636	48,706
	Marathon Petroleum Corp.	235,172	47,387
	EOG Resources Inc.	359,630	45,975
	Phillips 66	265,142	43,308
	Pioneer Natural Resources Co.	144,623	37,964
	Valero Energy Corp.	206,144	35,187
	Williams Cos. Inc.	753,040	29,346
	ONEOK Inc.	360,585	28,908
	Hess Corp.	171,301	26,147
	Occidental Petroleum Corp.	382,316	24,847
	Cheniere Energy Inc.	137,963	22,251
	Diamondback Energy Inc.	110,700	21,937
	Kinder Morgan Inc.	1,170,086	21,459
	Baker Hughes Co.	621,928	20,835
	Devon Energy Corp.	394,082	19,775
	Halliburton Co.	497,229	19,601
	Targa Resources Corp.	139,175	15,586
	Coterra Energy Inc.	445,862	12,431
*	First Solar Inc.	62,806	10,602
	Marathon Oil Corp.	357,999	10,146
	EQT Corp.	273,152	10,126
*	Enphase Energy Inc.	79,582	9,628
	Ovintiv Inc. (XNYS)	168,640	8,752
	Chesapeake Energy Corp.	76,262	6,774
	Texas Pacific Land Corp.	11,463	6,631
	TechnipFMC plc	256,842	6,449
	APA Corp.	178,232	6,128
	HF Sinclair Corp.	98,583	5,951
	Permian resources Corp.	324,647	5,733
*	Southwestern Energy Co.	683,778	5,183
*	Weatherford International plc	44,522	5,139
*	Antero Resources Corp.	168,983	4,900
	Range Resources Corp.	141,652	4,877
	NOV Inc.	245,727	4,797
	Civitas Resources Inc.	62,618	4,753
*	NEXTracker Inc. Class A	80,528	4,531
	Matador Resources Co.	66,219	4,421
	ChampionX Corp.	120,603	4,328
	Chord Energy Corp.	24,072	4,291
	Murphy Oil Corp.	90,824	4,151
	DTE Midstream LLC	60,051	3,669
	PBF Energy Inc. Class A	62,912	3,622
	SM Energy Co.	71,160	3,547
	Noble Corp. plc	70,282	3,408
	Equitrans Midstream Corp.	259,679	3,243
	Patterson-UTI Energy Inc.	261,211	3,119
	Antero Midstream Corp.	207,987	2,924
	Magnolia Oil & Gas Corp. Class A	109,917	2,852
*	Transocean Ltd. (XNYS)	441,737	2,774
*	Tidewater Inc.	28,909	2,660
	Arcosa Inc.	30,288	2,601
	California Resources Corp.	43,478	2,396

		Shares	Market Value ($000)
	Helmerich & Payne Inc.	55,191	2,321
	Northern Oil & Gas Inc.	55,471	2,201
	Alpha Metallurgical Resources Inc.	6,630	2,196
	Viper Energy Inc.	55,796	2,146
*	CNX Resources Corp.	87,670	2,080
	Cactus Inc. Class A	40,878	2,048
	Warrior Met Coal Inc.	33,017	2,004
	Archrock Inc.	98,142	1,930
	Liberty Energy Inc.	93,135	1,930
	New Fortress Energy Inc.	58,491	1,789
	Peabody Energy Corp.	73,208	1,776
	Arch Resources Inc.	11,021	1,772
*	Oceaneering International Inc.	61,657	1,443
*	Callon Petroleum Co.	38,386	1,373
*	Gulfport Energy Corp.	8,100	1,297
*	Array Technologies Inc.	86,550	1,290
*,1	Plug Power Inc.	368,569	1,268
	Sitio Royalties Corp. Class A	49,919	1,234
*	Par Pacific Holdings Inc.	33,169	1,229
	Delek US Holdings Inc.	37,759	1,161
*	Shoals Technologies Group Inc. Class A	103,168	1,153
*	Talos Energy Inc.	82,024	1,143
	CONSOL Energy Inc.	13,630	1,142
*	DNOW Inc.	65,434	995
*	Helix Energy Solutions Group Inc.	91,743	994
	World Kinect Corp.	37,372	988
*	Green Plains Inc.	39,739	919
*	Diamond Offshore Drilling Inc.	64,546	880
*	Vital Energy Inc.	16,613	873
	Kinetik Holdings Inc.	20,330	811
	CVR Energy Inc.	21,790	777
*	Fluence Energy Inc.	41,882	726
	Atlas Energy Solutions Inc.	31,813	720
	Crescent Energy Co. Class A	58,003	690
*	MRC Global Inc.	50,275	632
*	REX American Resources Corp.	10,452	614
	SunCoke Energy Inc.	52,485	591
*	Nabors Industries Ltd. (XNYS)	6,113	526
	Select Water Solutions Inc.	55,660	514
	Core Laboratories Inc.	29,987	512
*	Ameresco Inc. Class A	20,172	487
*,1	ChargePoint Holdings Inc.	252,507	480
	VAALCO Energy Inc.	67,983	474
*	SilverBow Resources Inc.	13,429	458
*	Dril-Quip Inc.	20,294	457
*	ProPetro Holding Corp.	55,023	445
	RPC Inc.	56,506	437
	Comstock Resources Inc.	46,530	432
*	NextDecade Corp.	74,499	423
*	FuelCell Energy Inc.	319,019	380
*	Centrus Energy Corp. Class A	8,941	371
*	Bristow Group Inc.	13,445	366
*	TETRA Technologies Inc.	75,567	335
*	American Superconductor Corp.	24,583	332
*	Newpark Resources Inc.	43,448	314
	SandRidge Energy Inc.	19,293	281
	Berry Corp.	34,778	280
	Vitesse Energy Inc.	11,801	280

		Shares	Market Value ($000)
*,1	Tellurian Inc.	419,011	277
	Kodiak Gas Services Inc.	9,378	256
*	Matrix Service Co.	18,887	246
*	SEACOR Marine Holdings Inc.	17,588	245
*	DMC Global Inc.	12,511	244
	Ramaco Resources Inc. Class A	14,204	239
*	Oil States International Inc.	38,130	235
*,1	Stem Inc.	93,455	205
*	Amplify Energy Corp.	27,105	179
	Solaris Oilfield Infrastructure Inc. Class A	18,958	164
*	SunPower Corp.	54,632	164
*	EVgo Inc.	65,060	163
*	Montauk Renewables Inc.	36,146	150
	W&T Offshore Inc.	55,570	147
*	Forum Energy Technologies Inc.	7,037	141
	HighPeak Energy Inc.	8,974	141
*	Geospace Technologies Corp.	10,615	140
*	Solid Power Inc.	65,146	132
	Granite Ridge Resources Inc.	20,385	132
	Evolution Petroleum Corp.	21,080	129
*	ProFrac Holding Corp. Class A	14,066	118
*	Gevo Inc.	150,728	116
	Riley Exploration Permian Inc.	3,508	116
	PHX Minerals Inc.	32,792	112
*,1	Aemetis Inc.	18,026	108
	Ranger Energy Services Inc.	9,200	104
*	Ring Energy Inc.	52,328	103
	NACCO Industries Inc. Class A	3,373	102
*	Hallador Energy Co.	17,929	96
*	Natural Gas Services Group Inc.	4,391	85
*	Gulf Island Fabrication Inc.	10,847	80
	Epsilon Energy Ltd.	14,306	79
*	OPAL Fuels Inc. Class A	15,456	78
*	TPI Composites Inc.	23,058	67
*	Profire Energy Inc.	33,333	62
*	Ideal Power Inc.	6,716	60
*	KLX Energy Services Holdings Inc.	7,099	55
*	Flotek Industries Inc.	11,112	42
*,1	Beam Global	5,797	39
	Ramaco Resources Inc. Class B	3,095	39
*	American Resources Corp.	26,674	38
*	Battalion Oil Corp.	5,921	33
*	Empire Petroleum Corp.	5,806	30
*	Nine Energy Service Inc.	11,327	25
*	ESS Tech Inc.	27,503	20
*	FTC Solar Inc.	33,881	18
*	Ocean Power Technologies Inc.	41,515	11
*	Enviva Inc.	19,768	9
*,2	Alta Mesa Resources Inc. Class A	103,408	—
*,2	Novusterra Inc.	2,222	—
			1,313,567
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	1,079,573	453,982
	JPMorgan Chase & Co.	1,783,912	357,318
	Bank of America Corp.	4,127,957	156,532
	Wells Fargo & Co.	2,216,223	128,452
	Goldman Sachs Group Inc.	201,401	84,123
	S&P Global Inc.	194,657	82,817

		Shares	Market Value ($000)
	Progressive Corp.	363,037	75,083
	BlackRock Inc.	87,525	72,970
	Morgan Stanley	760,363	71,596
	Citigroup Inc.	1,119,635	70,806
	Chubb Ltd.	251,033	65,050
	Charles Schwab Corp.	878,610	63,559
	Marsh & McLennan Cos. Inc.	304,686	62,759
	Blackstone Inc.	445,932	58,582
	Intercontinental Exchange Inc.	354,189	48,676
	CME Group Inc.	222,803	47,967
	US Bancorp	964,492	43,113
	KKR & Co. Inc.	411,920	41,431
	PNC Financial Services Group Inc.	246,326	39,806
	Aon plc Class A (XNYS)	116,955	39,030
	Moody's Corp.	95,757	37,635
	Arthur J Gallagher & Co.	134,207	33,557
	American International Group Inc.	421,441	32,944
	Travelers Cos. Inc.	142,024	32,685
	Truist Financial Corp.	828,251	32,285
	Aflac Inc.	357,305	30,678
*	Coinbase Global Inc. Class A	115,164	30,532
	MetLife Inc.	380,651	28,210
	Allstate Corp.	162,467	28,108
	Apollo Global Management Inc.	245,874	27,649
	Bank of New York Mellon Corp.	469,631	27,060
	Ameriprise Financial Inc.	61,439	26,937
	MSCI Inc.	46,517	26,070
	Prudential Financial Inc.	220,390	25,874
*	Berkshire Hathaway Inc. Class A	34	21,571
*	Arch Capital Group Ltd.	219,428	20,284
	Discover Financial Services	154,567	20,262
	Hartford Financial Services Group Inc.	185,630	19,129
	Willis Towers Watson plc	63,475	17,456
	T Rowe Price Group Inc.	138,403	16,874
	Nasdaq Inc.	267,395	16,873
	Fifth Third Bancorp	421,014	15,666
	M&T Bank Corp.	103,027	14,984
	Broadridge Financial Solutions Inc.	73,073	14,970
	Raymond James Financial Inc.	116,040	14,902
	Ares Management Corp. Class A	103,607	13,778
	State Street Corp.	177,719	13,741
	Principal Financial Group Inc.	146,007	12,602
	Huntington Bancshares Inc.	897,169	12,516
	Brown & Brown Inc.	141,667	12,402
	LPL Financial Holdings Inc.	46,249	12,219
	Cincinnati Financial Corp.	97,284	12,080
	Regions Financial Corp.	572,007	12,035
	Cboe Global Markets Inc.	65,470	12,029
*	Markel Group Inc.	7,739	11,775
	First Citizens BancShares Inc. Class A	6,667	10,901
	Northern Trust Corp.	120,621	10,726
	Everest Group Ltd.	26,881	10,685
	FactSet Research Systems Inc.	23,395	10,630
	W R Berkley Corp.	119,842	10,599
	Citizens Financial Group Inc.	269,024	9,763
	KeyCorp.	583,039	9,218
	Loews Corp.	115,255	9,023
	Fidelity National Financial Inc.	158,952	8,440

		Shares	Market Value ($000)
	Equitable Holdings Inc.	206,471	7,848
	Reinsurance Group of America Inc.	40,517	7,815
	RenaissanceRe Holdings Ltd.	32,697	7,685
	Tradeweb Markets Inc. Class A	71,940	7,494
*	Robinhood Markets Inc. Class A	370,004	7,448
	Kinsale Capital Group Inc.	13,707	7,193
	Interactive Brokers Group Inc. Class A	62,879	7,024
	East West Bancorp Inc.	87,581	6,929
	Carlyle Group Inc.	146,011	6,849
	Ally Financial Inc.	168,598	6,843
	Globe Life Inc.	58,024	6,752
	Erie Indemnity Co. Class A	15,742	6,322
	Annaly Capital Management Inc.	311,451	6,132
	Assurant Inc.	32,169	6,055
	American Financial Group Inc.	43,217	5,898
	Primerica Inc.	22,064	5,581
	Franklin Resources Inc.	195,020	5,482
	Unum Group	100,708	5,404
	First Horizon Corp.	350,003	5,390
	Webster Financial Corp.	105,123	5,337
	Blue Owl Capital Inc.	281,448	5,308
	SEI Investments Co.	72,589	5,219
	MarketAxess Holdings Inc.	23,586	5,171
	Morningstar Inc.	15,947	4,918
	Old Republic International Corp.	157,003	4,823
	Stifel Financial Corp.	60,191	4,705
	Voya Financial Inc.	63,423	4,688
	Invesco Ltd.	278,489	4,620
	Comerica Inc.	82,515	4,537
	Corebridge Financial Inc.	153,912	4,422
	AGNC Investment Corp.	427,962	4,237
	Western Alliance Bancorp	64,731	4,155
	Selective Insurance Group Inc.	37,753	4,121
	Houlihan Lokey Inc.	31,980	4,100
	Evercore Inc. Class A	21,063	4,057
	Jefferies Financial Group Inc.	91,701	4,044
	Zions Bancorp NA	92,831	4,029
	Cullen/Frost Bankers Inc.	35,714	4,020
	RLI Corp.	27,002	4,009
	SouthState Corp.	47,093	4,004
	Wintrust Financial Corp.	37,877	3,954
	Popular Inc.	44,878	3,953
*,1	SoFi Technologies Inc.	539,060	3,935
	Pinnacle Financial Partners Inc.	45,458	3,904
	Commerce Bancshares Inc.	71,870	3,823
	Essent Group Ltd.	63,039	3,751
	OneMain Holdings Inc.	73,138	3,737
	First American Financial Corp.	61,149	3,733
	Starwood Property Trust Inc.	182,482	3,710
	MGIC Investment Corp.	164,491	3,678
	Prosperity Bancshares Inc.	55,003	3,618
	Affiliated Managers Group Inc.	20,387	3,414
	Synovus Financial Corp.	85,185	3,413
	Lincoln National Corp.	103,601	3,308
	Ryan Specialty Holdings Inc.	59,497	3,302
	Rithm Capital Corp.	295,534	3,298
	Cadence Bank	113,443	3,290
	Jackson Financial Inc. Class A	48,901	3,234

		Shares	Market Value ($000)
	Bank OZK	69,863	3,176
	Radian Group Inc.	94,870	3,175
	Old National Bancorp	182,190	3,172
	Axis Capital Holdings Ltd.	47,454	3,085
	FirstCash Holdings Inc.	23,872	3,045
	FNB Corp.	215,751	3,042
*	Mr Cooper Group Inc.	38,741	3,020
	United Bankshares Inc.	84,286	3,017
*	Marathon Digital Holdings Inc.	132,028	2,981
	Assured Guaranty Ltd.	33,753	2,945
	SLM Corp.	134,859	2,939
	Lazard Inc.	67,134	2,811
	Glacier Bancorp Inc.	69,189	2,787
	First Financial Bankshares Inc.	84,433	2,770
	Home BancShares Inc.	111,827	2,748
	White Mountains Insurance Group Ltd.	1,521	2,729
	Janus Henderson Group plc	82,252	2,705
	Hamilton Lane Inc. Class A	23,911	2,696
	Hanover Insurance Group Inc.	19,738	2,688
*	American Equity Investment Life Holding Co.	47,569	2,674
	Columbia Banking System Inc.	130,075	2,517
	Moelis & Co. Class A	42,070	2,388
*	Enstar Group Ltd.	7,647	2,376
	Hancock Whitney Corp.	51,283	2,361
	Kemper Corp.	36,410	2,255
	UMB Financial Corp.	25,378	2,208
	Valley National Bancorp	266,862	2,124
	Piper Sandler Cos.	10,651	2,114
*	Brighthouse Financial Inc.	39,938	2,058
	TPG Inc.	46,012	2,057
	Walker & Dunlop Inc.	20,237	2,045
[1]	Blackstone Mortgage Trust Inc. Class A	101,740	2,026
	ServisFirst Bancshares Inc.	30,398	2,017
	International Bancshares Corp.	35,124	1,972
	Ameris Bancorp	40,747	1,971
	Associated Banc-Corp.	88,125	1,896
*	Texas Capital Bancshares Inc.	30,494	1,877
	Artisan Partners Asset Management Inc. Class A	40,085	1,835
*	Genworth Financial Inc. Class A	283,878	1,825
	BGC Group Inc. Class A	233,508	1,814
	Federated Hermes Inc.	50,170	1,812
	United Community Banks Inc.	68,484	1,802
	First BanCorp (XNYS)	101,868	1,787
	CNO Financial Group Inc.	64,413	1,770
*	Credit Acceptance Corp.	3,156	1,741
	First Hawaiian Inc.	78,835	1,731
	WSFS Financial Corp.	38,270	1,728
*	Axos Financial Inc.	31,427	1,698
*	NMI Holdings Inc. Class A	51,264	1,658
	Atlantic Union Bankshares Corp.	46,393	1,638
	Fulton Financial Corp.	102,483	1,628
*	Clearwater Analytics Holdings Inc. Class A	90,319	1,598
	Community Bank System Inc.	33,105	1,590
	Cathay General Bancorp	41,423	1,567
[1]	Bank of Hawaii Corp.	24,403	1,522
	First Interstate BancSystem Inc. Class A	54,895	1,494
	CVB Financial Corp.	83,161	1,484
	Simmons First National Corp. Class A	76,032	1,480

		Shares	Market Value ($000)
	Banc of California Inc.	97,009	1,475
	Pacific Premier Bancorp Inc.	60,985	1,464
*	Oscar Health Inc. Class A	97,595	1,451
	PennyMac Financial Services Inc.	15,648	1,425
[1]	Arbor Realty Trust Inc.	106,943	1,417
	Independent Bank Corp. (XNGS)	26,877	1,398
*	Riot Platforms Inc.	114,154	1,397
[1]	New York Community Bancorp Inc.	429,951	1,384
	Eastern Bankshares Inc.	98,915	1,363
	BankUnited Inc.	48,059	1,346
	Seacoast Banking Corp. of Florida	52,205	1,325
	First Merchants Corp.	37,590	1,312
	PJT Partners Inc. Class A	13,725	1,294
	BOK Financial Corp.	13,617	1,253
	First Financial Bancorp	55,518	1,245
	Park National Corp.	9,017	1,225
	Towne Bank	43,473	1,220
*,1	Upstart Holdings Inc.	45,141	1,214
*	Palomar Holdings Inc.	14,417	1,209
	Victory Capital Holdings Inc. Class A	28,077	1,191
*	Rocket Cos. Inc. Class A	81,182	1,181
*	StoneX Group Inc.	16,591	1,166
	WaFd Inc.	40,081	1,164
	StepStone Group Inc. Class A	31,842	1,138
	Cohen & Steers Inc.	14,717	1,132
*	BRP Group Inc. Class A	38,941	1,127
	Virtu Financial Inc. Class A	54,798	1,124
	Stewart Information Services Corp.	16,939	1,102
*	Enova International Inc.	17,416	1,094
	OFG Bancorp	29,587	1,089
*	Triumph Financial Inc.	13,713	1,088
	Virtus Investment Partners Inc.	4,320	1,071
	WesBanco Inc.	35,909	1,070
	Renasant Corp.	33,817	1,059
	NBT Bancorp Inc.	28,842	1,058
	Federal Agricultural Mortgage Corp. Class C	5,351	1,053
	Banner Corp.	21,417	1,028
	Lakeland Financial Corp.	15,304	1,015
	Independent Bank Group Inc.	22,191	1,013
	Trustmark Corp.	35,730	1,004
	Apollo Commercial Real Estate Finance Inc.	89,378	996
*	Bancorp Inc.	29,772	996
	BancFirst Corp.	11,083	976
	Horace Mann Educators Corp.	25,479	942
*	Cannae Holdings Inc.	42,284	940
*	Customers Bancorp Inc.	17,591	933
	City Holding Co.	8,839	921
	Compass Diversified Holdings	38,109	917
	Ready Capital Corp.	98,885	903
	Enterprise Financial Services Corp.	22,209	901
	Hilltop Holdings Inc.	28,591	895
	Northwest Bancshares Inc.	75,709	882
*	Goosehead Insurance Inc. Class A	13,159	877
	Two Harbors Investment Corp.	66,160	876
	Navient Corp.	49,865	868
	Hope Bancorp Inc.	74,001	852
	Mercury General Corp.	16,407	847
	First Bancorp/Southern Pines NC	23,433	846

		Shares	Market Value ($000)
	National Bank Holdings Corp. Class A	23,421	845
	FB Financial Corp.	22,250	838
	Live Oak Bancshares Inc.	19,825	823
	Stock Yards Bancorp Inc.	16,513	808
	First Commonwealth Financial Corp.	57,592	802
	Westamerica BanCorp	16,384	801
	Ladder Capital Corp.	70,508	785
	First Busey Corp.	32,608	784
	Pathward Financial Inc.	15,405	778
	PennyMac Mortgage Investment Trust	52,845	776
	Heartland Financial USA Inc.	21,715	763
	S&T Bancorp Inc.	23,727	761
	Safety Insurance Group Inc.	9,175	754
	WisdomTree Inc.	81,627	750
	Claros Mortgage Trust Inc.	74,178	724
*	SiriusPoint Ltd.	56,889	723
*	Skyward Specialty Insurance Group Inc.	19,209	719
	MFA Financial Inc. REIT	62,271	711
	Nelnet Inc. Class A	7,506	710
	Employers Holdings Inc.	15,586	707
	Stellar Bancorp Inc.	28,116	685
	Nicolet Bankshares Inc.	7,801	671
	TriCo Bancshares	17,784	654
	Veritex Holdings Inc.	31,558	647
	Chimera Investment Corp.	139,606	644
	Peoples Bancorp Inc.	21,690	642
	Franklin BSP Realty Trust Inc. REIT	48,064	642
	Berkshire Hills Bancorp Inc.	27,861	639
	Provident Financial Services Inc.	43,806	638
*	Encore Capital Group Inc.	13,828	631
	Enact Holdings Inc.	20,151	628
	ARMOUR Residential REIT Inc.	31,356	620
	Sandy Spring Bancorp Inc.	26,642	618
	German American Bancorp Inc.	17,632	611
	National Western Life Group Inc. Class A	1,234	607
*	PRA Group Inc.	23,205	605
	OceanFirst Financial Corp.	36,668	602
	Preferred Bank	7,795	598
	AMERISAFE Inc.	11,888	596
	Brightspire Capital Inc.	86,525	596
	QCR Holdings Inc.	9,509	578
	Origin Bancorp Inc.	18,054	564
*	LendingClub Corp.	61,664	542
*,1	Lemonade Inc.	32,676	536
*,1	Trupanion Inc.	19,339	534
	HCI Group Inc.	4,568	530
	Ellington Financial Inc.	43,277	511
	Brookline Bancorp Inc.	50,223	500
	Brightsphere Investment Group Inc.	21,678	495
	Bank First Corp.	5,649	490
	Southside Bancshares Inc.	16,525	483
	Redwood Trust Inc.	75,337	480
	TFS Financial Corp.	37,105	466
	Premier Financial Corp.	22,950	466
	Merchants Bancorp	10,468	452
	New York Mortgage Trust Inc.	62,819	452
	Lakeland Bancorp Inc.	37,166	450
	F&G Annuities & Life Inc.	10,956	444

		Shares	Market Value ($000)
*	Assetmark Financial Holdings Inc.	12,494	442
	ConnectOne Bancorp Inc.	22,430	437
*	Ambac Financial Group Inc.	27,474	429
	First Bancshares Inc.	16,470	427
*	ProAssurance Corp.	33,185	427
	Amerant Bancorp Inc.	18,192	424
*	Open Lending Corp. Class A	65,727	411
	UWM Holdings Corp.	56,306	409
	Capitol Federal Financial Inc.	66,761	398
	Community Trust Bancorp Inc.	9,231	394
	Eagle Bancorp Inc.	16,614	390
	Heritage Financial Corp.	20,089	390
	Tompkins Financial Corp.	7,681	386
	First Mid Bancshares Inc.	11,785	385
	Dynex Capital Inc.	30,800	383
	Dime Community Bancshares Inc.	19,905	383
	Mercantile Bank Corp.	9,710	374
	1st Source Corp.	6,955	365
*	CrossFirst Bankshares Inc.	25,790	357
	Equity Bancshares Inc. Class A	10,055	346
	Farmers National Banc Corp.	25,891	346
	Univest Financial Corp.	16,627	346
*	NB Bancorp Inc.	24,859	340
	Old Second Bancorp Inc.	24,521	339
	Byline Bancorp Inc.	15,456	336
	Perella Weinberg Partners	23,763	336
	Invesco Mortgage Capital Inc. REIT	33,905	328
	American National Bankshares Inc.	6,854	327
	Business First Bancshares Inc.	14,658	327
	Midland States Bancorp Inc.	13,013	327
	Washington Trust Bancorp Inc.	12,096	325
*	Columbia Financial Inc.	18,684	322
	Independent Bank Corp.	12,422	315
	Great Southern Bancorp Inc.	5,702	313
*	EZCorp. Inc. Class A	26,988	306
	HarborOne Bancorp Inc.	28,573	305
	TrustCo Bank Corp. NY	10,654	300
	Cambridge Bancorp	4,386	299
	Heritage Commerce Corp.	34,558	297
	Central Pacific Financial Corp.	14,940	295
	TPG RE Finance Trust Inc.	38,054	294
	CNB Financial Corp.	14,294	291
	Camden National Corp.	8,651	290
*	LendingTree Inc.	6,847	290
	Metrocity Bankshares Inc.	11,636	290
	Hanmi Financial Corp.	18,145	289
	Tiptree Inc.	16,687	288
*	World Acceptance Corp.	1,988	288
	Universal Insurance Holdings Inc.	14,064	286
*	Coastal Financial Corp.	7,278	283
	Horizon Bancorp Inc.	21,925	281
	First Community Bankshares Inc.	7,977	276
	Northfield Bancorp Inc.	27,856	271
	United Fire Group Inc.	12,139	264
	GCM Grosvenor Inc. Class A	27,173	262
	Kearny Financial Corp.	40,457	261
	First Financial Corp.	6,773	260
	HomeTrust Bancshares Inc.	9,354	256

		Shares	Market Value ($000)
	Diamond Hill Investment Group Inc.	1,651	255
	KKR Real Estate Finance Trust Inc.	25,024	252
	Republic Bancorp Inc. Class A	4,925	251
	Flushing Financial Corp.	19,644	248
	Alerus Financial Corp.	11,360	248
[1]	Orchid Island Capital Inc.	27,729	248
	Bar Harbor Bankshares	9,235	245
	Amalgamated Financial Corp.	10,216	245
*	Metropolitan Bank Holding Corp.	6,144	237
	Peapack-Gladstone Financial Corp.	9,717	236
	First Foundation Inc.	31,077	235
	ACNB Corp.	6,198	233
	Southern Missouri Bancorp Inc.	5,253	230
[1]	B Riley Financial Inc.	10,511	223
	Shore Bancshares Inc.	18,749	216
	Northrim BanCorp Inc.	4,251	215
	Capstar Financial Holdings Inc.	10,580	213
	Peoples Financial Services Corp.	4,750	205
*	Caret Holdings Inc. Class A	3,321	203
	Capital City Bank Group Inc.	7,275	202
*	Greenlight Capital Re Ltd. Class A	16,135	201
	Macatawa Bank Corp.	20,528	201
	Arrow Financial Corp.	7,971	199
	SmartFinancial Inc.	9,404	198
*	Heritage Insurance Holdings Inc.	18,455	197
	Sierra Bancorp	9,731	197
	Northeast Bank	3,544	196
	P10 Inc. Class A	23,311	196
*	MBIA Inc.	28,874	195
	Esquire Financial Holdings Inc.	4,016	191
	Primis Financial Corp.	15,599	190
	Burke & Herbert Financial Services Corp.	3,341	187
	NewtekOne Inc.	16,945	186
	Chicago Atlantic Real Estate Finance Inc.	11,650	184
	FS Bancorp Inc.	5,208	181
	Citizens & Northern Corp.	9,606	180
	Orrstown Financial Services Inc.	6,664	178
	First Bank	12,851	177
	Granite Point Mortgage Trust Inc.	37,105	177
	BayCom Corp.	8,518	176
	HomeStreet Inc.	11,667	176
	James River Group Holdings Ltd.	18,918	176
*	Blue Foundry Bancorp	18,645	175
	HBT Financial Inc.	9,105	173
	Investors Title Co.	1,054	172
	Farmers & Merchants Bancorp Inc.	7,597	169
*	Third Coast Bancshares Inc.	8,429	169
*	Southern First Bancshares Inc.	5,285	168
	MidWestOne Financial Group Inc.	7,129	167
	RBB Bancorp	9,289	167
*	Bridgewater Bancshares Inc.	14,304	166
	Codorus Valley Bancorp Inc.	7,211	164
	Enterprise Bancorp Inc.	6,216	161
	Civista Bancshares Inc.	10,399	160
	Hingham Institution for Savings	920	160
	Fidelity D&D Bancorp Inc.	3,297	160
	South Plains Financial Inc.	5,830	156
	Bank of Marin Bancorp	9,121	153

		Shares	Market Value ($000)
	ChoiceOne Financial Services Inc.	5,565	152
	Crawford & Co. Class A	15,975	151
*	Hagerty Inc. Class A	16,280	149
	Financial Institutions Inc.	7,834	147
	First Business Financial Services Inc.	3,930	147
*	Carter Bankshares Inc.	11,652	147
	First of Long Island Corp.	13,193	146
	MVB Financial Corp.	6,548	146
	PCB Bancorp	8,911	146
	Mid Penn Bancorp Inc.	7,285	146
	Citizens Financial Services Inc.	2,972	146
	Timberland Bancorp Inc.	5,382	145
*	Ponce Financial Group Inc.	16,293	145
	West BanCorp. Inc.	8,088	144
	NexPoint Diversified Real Estate Trust	21,793	144
	AFC Gamma Inc.	11,453	142
*	Hippo Holdings Inc.	7,730	141
	Plumas Bancorp	3,790	139
	Summit Financial Group Inc.	5,081	138
	Greene County Bancorp Inc.	4,767	137
	Regional Management Corp.	5,600	136
	ESSA Bancorp Inc.	7,194	131
	First Financial Northwest Inc.	6,355	131
	Home Bancorp Inc.	3,408	131
*	Velocity Financial Inc.	7,290	131
	John Marshall Bancorp Inc.	7,315	131
	Guaranty Bancshares Inc.	4,270	130
	Oppenheimer Holdings Inc. Class A	3,247	130
*	Forge Global Holdings Inc.	67,000	129
	First United Corp.	5,597	128
	AG Mortgage Investment Trust Inc.	20,734	127
	First Bancorp Inc. (XNGS)	5,127	126
	Investar Holding Corp.	7,557	124
	Five Star Bancorp	5,474	123
*	California BanCorp	5,549	122
*	Southern California Bancorp	8,182	122
	Red River Bancshares Inc.	2,422	121
	First Internet Bancorp	3,460	120
	Colony Bankcorp Inc.	10,400	120
*	Dave Inc.	3,228	120
	Union Bankshares Inc.	3,794	116
	Central Valley Community Bancorp	5,826	116
*	NI Holdings Inc.	7,567	115
	Cherry Hill Mortgage Investment Corp.	32,229	114
	LCNB Corp.	7,096	113
	National Bankshares Inc.	3,377	113
	Chemung Financial Corp.	2,619	111
	Donegal Group Inc. Class A	7,832	111
	Princeton Bancorp Inc.	3,621	111
	Southern States Bancshares Inc.	4,245	110
	Virginia National Bankshares Corp.	3,570	107
	First Community Corp.	6,074	106
	William Penn Bancorp Inc.	8,580	106
*	ACRES Commercial Realty Corp.	7,472	105
	C&F Financial Corp.	2,127	104
	Penns Woods Bancorp Inc.	5,341	104
	Peoples Bancorp of North Carolina Inc.	3,721	104
	Western New England Bancorp Inc.	13,588	104

		Shares	Market Value ($000)
	Capital Bancorp Inc.	4,980	104
	Oak Valley Bancorp	4,143	103
	Orange County Bancorp Inc.	2,243	103
	Middlefield Banc Corp.	4,286	102
	Seven Hills Realty Trust	7,894	102
*	AlTi Global Inc.	18,087	102
	Ellington Residential Mortgage REIT	14,570	101
	MainStreet Bancshares Inc.	5,552	101
	Evans Bancorp Inc.	3,302	99
	Norwood Financial Corp.	3,621	99
	Parke Bancorp Inc.	5,753	99
	Citizens Community Bancorp Inc.	8,019	97
*	Pioneer Bancorp Inc.	9,829	96
	United Security Bancshares	12,285	95
*	FVCBankcorp Inc.	7,664	93
	BCB Bancorp Inc.	8,752	91
*	ECB Bancorp Inc.	7,042	91
*	Heritage Global Inc.	34,014	90
	Guild Holdings Co. Class A	6,055	89
	Westwood Holdings Group Inc.	7,041	87
	Ames National Corp.	4,288	87
*	Maiden Holdings Ltd.	38,102	86
*	Kingsway Financial Services Inc.	10,215	85
	Meridian Corp.	8,472	84
*	Ocwen Financial Corp.	3,091	83
	Richmond Mutual BanCorp. Inc.	7,348	82
	Northeast Community Bancorp Inc.	5,140	81
	USCB Financial Holdings Inc.	7,092	81
*	American Coastal Insurance Corp. Class C	7,525	80
*	Finwise Bancorp	7,943	80
*	eHealth Inc.	13,185	79
*	Sterling Bancorp Inc.	15,111	78
	Bank7 Corp.	2,764	78
	Unity Bancorp Inc.	2,794	77
	Bankwell Financial Group Inc.	2,912	76
	Waterstone Financial Inc.	6,261	76
*	First Western Financial Inc.	5,229	76
	Nexpoint Real Estate Finance Inc.	5,255	75
	Provident Financial Holdings Inc.	5,547	74
	Sachem Capital Corp.	16,293	73
*	Citizens Inc.	33,400	71
	Silvercrest Asset Management Group Inc. Class A	4,417	70
	Old Point Financial Corp.	4,032	69
*	Provident Bancorp Inc.	7,482	68
	Lument Finance Trust Inc.	27,115	68
	Angel Oak Mortgage REIT Inc.	6,112	66
*	Consumer Portfolio Services Inc.	8,509	64
	Medallion Financial Corp.	7,935	63
	Finward Bancorp	2,353	58
	First Northwest Bancorp	3,587	56
	OP Bancorp	5,487	55
	Territorial Bancorp Inc.	6,581	53
	Hawthorn Bancshares Inc.	2,619	53
	Linkbancorp Inc.	7,578	53
	Great Ajax Corp.	13,742	52
	Eagle Bancorp Montana Inc.	3,864	50
	First Guaranty Bancshares Inc.	4,672	47
	Summit State Bank	4,372	47

		Shares	Market Value ($000)
	First Savings Financial Group Inc.	2,763	46
*	BV Financial Inc.	4,320	45
	US Global Investors Inc. Class A	15,552	43
	BankFinancial Corp.	3,897	41
	AmeriServ Financial Inc.	15,247	40
	First National Corp.	2,392	39
*	Kingstone Cos. Inc.	8,512	38
*	Security National Financial Corp. Class A	4,601	36
	Franklin Financial Services Corp.	1,372	36
*	Great Elm Group Inc.	18,596	36
	Manhattan Bridge Capital Inc.	6,830	35
*	Oportun Financial Corp.	13,335	32
*	GoHealth Inc. Class A	3,042	32
	Riverview Bancorp Inc.	6,661	31
	First Capital Inc.	1,076	31
	Blue Ridge Bankshares Inc.	9,916	27
*	Nicholas Financial Inc.	3,692	25
	Hennessy Advisors Inc.	3,282	23
*	Bakkt Holdings Inc.	50,567	23
	Hanover Bancorp Inc.	1,484	22
*	Broadway Financial Corp	3,045	17
*	loanDepot Inc. Class A	2,973	8
*	Conifer Holdings Inc.	4,822	5
			3,452,597
Health Care (11.9%)
	Eli Lilly & Co.	529,767	412,138
	UnitedHealth Group Inc.	573,108	283,517
	Johnson & Johnson	1,491,859	235,997
	Merck & Co. Inc.	1,569,553	207,103
	AbbVie Inc.	1,094,310	199,274
	Thermo Fisher Scientific Inc.	235,783	137,039
	Abbott Laboratories	1,075,684	122,262
	Danaher Corp.	412,160	102,925
	Pfizer Inc.	3,499,935	97,123
	Amgen Inc.	331,957	94,382
*	Intuitive Surgical Inc.	217,620	86,850
	Stryker Corp.	211,894	75,831
	Elevance Health Inc.	143,978	74,658
	Medtronic plc	824,749	71,877
	Bristol-Myers Squibb Co.	1,254,179	68,014
*	Vertex Pharmaceuticals Inc.	160,135	66,938
	Cigna Group	181,313	65,851
*	Boston Scientific Corp.	908,107	62,196
*	Regeneron Pharmaceuticals Inc.	63,571	61,186
	Gilead Sciences Inc.	772,891	56,614
	Becton Dickinson & Co.	179,259	44,358
	Zoetis Inc.	255,750	43,275
	HCA Healthcare Inc.	123,016	41,030
*	Edwards Lifesciences Corp.	373,309	35,673
*	DexCom Inc.	239,191	33,176
*	IQVIA Holdings Inc.	112,736	28,510
*	IDEXX Laboratories Inc.	51,496	27,804
	Agilent Technologies Inc.	181,939	26,474
*	Centene Corp.	331,713	26,033
	Humana Inc.	74,944	25,985
	GE Healthcare Inc.	268,122	24,375
*	Moderna Inc.	212,548	22,649
*	Veeva Systems Inc. Class A	89,899	20,829

		Shares	Market Value ($000)
*	Biogen Inc.	90,017	19,410
	ResMed Inc.	91,475	18,115
	West Pharmaceutical Services Inc.	45,512	18,010
	Zimmer Biomet Holdings Inc.	128,825	17,002
	Cardinal Health Inc.	150,817	16,876
*	Molina Healthcare Inc.	36,013	14,795
*	Align Technology Inc.	44,972	14,747
	STERIS plc	61,360	13,795
*	Illumina Inc.	98,484	13,524
	Baxter International Inc.	315,879	13,501
	Cooper Cos. Inc.	123,140	12,494
*	Alnylam Pharmaceuticals Inc.	77,954	11,650
*	Hologic Inc.	146,154	11,394
	Laboratory Corp. of America Holdings	52,080	11,377
*	Avantor Inc.	420,100	10,742
*	BioMarin Pharmaceutical Inc.	116,473	10,173
	Quest Diagnostics Inc.	68,753	9,152
	Viatris Inc.	743,515	8,878
*	Charles River Laboratories International Inc.	31,840	8,627
*	Neurocrine Biosciences Inc.	61,329	8,459
	Revvity Inc.	76,841	8,068
*	Exact Sciences Corp.	112,972	7,802
*	Shockwave Medical Inc.	23,015	7,494
*	Insulet Corp.	43,484	7,453
	Royalty Pharma plc Class A	235,945	7,166
*	Sarepta Therapeutics Inc.	54,837	7,099
	Bio-Techne Corp.	97,102	6,835
*	United Therapeutics Corp.	29,337	6,739
*	Incyte Corp.	118,143	6,731
	Teleflex Inc.	29,124	6,587
	Universal Health Services Inc. Class B	35,840	6,539
*	Tenet Healthcare Corp.	61,681	6,483
*	Natera Inc.	70,394	6,438
*	Medpace Holdings Inc.	15,285	6,177
*	Henry Schein Inc.	81,347	6,143
*	Catalent Inc.	107,028	6,042
*	Repligen Corp.	32,725	6,019
	Chemed Corp.	9,224	5,921
	Bruker Corp.	56,010	5,262
	Encompass Health Corp.	62,304	5,145
*	Penumbra Inc.	22,788	5,086
*	Elanco Animal Health Inc. (XNYS)	304,450	4,956
*	Viking Therapeutics Inc.	59,875	4,910
*	Jazz Pharmaceuticals plc	37,263	4,487
	Ensign Group Inc.	35,302	4,392
*	Masimo Corp.	29,817	4,379
*	HealthEquity Inc.	53,523	4,369
*	Acadia Healthcare Co. Inc.	54,872	4,347
	DENTSPLY SIRONA Inc.	130,493	4,331
*	Exelixis Inc.	180,060	4,273
*	Bio-Rad Laboratories Inc. Class A	12,336	4,267
*	Cytokinetics Inc.	60,337	4,230
*	DaVita Inc.	30,001	4,142
*	Vaxcyte Inc.	59,761	4,082
*	Intra-Cellular Therapies Inc.	57,474	3,977
*	Inspire Medical Systems Inc.	18,103	3,888
*	Globus Medical Inc. Class A	71,465	3,833
*	Apellis Pharmaceuticals Inc.	62,139	3,653

		Shares	Market Value ($000)
*	Blueprint Medicines Corp.	37,701	3,576
*	Option Care Health Inc.	106,582	3,575
*	Ionis Pharmaceuticals Inc.	77,668	3,367
*	Halozyme Therapeutics Inc.	78,997	3,214
*	REVOLUTION Medicines Inc.	98,019	3,159
	Organon & Co.	156,280	2,938
*	Alkermes plc	104,814	2,837
*	Madrigal Pharmaceuticals Inc.	10,492	2,802
*	Haemonetics Corp.	32,038	2,734
*	Glaukos Corp.	28,690	2,705
	Perrigo Co. plc	83,771	2,697
*	Bridgebio Pharma Inc.	86,052	2,661
*	Lantheus Holdings Inc.	42,141	2,623
*	Krystal Biotech Inc.	14,576	2,594
*	Merit Medical Systems Inc.	33,668	2,550
*	Insmed Inc.	90,912	2,466
*	Integer Holdings Corp.	20,927	2,442
*	Envista Holdings Corp.	108,498	2,320
*	Iovance Biotherapeutics Inc.	156,148	2,314
*	Prestige Consumer Healthcare Inc.	31,119	2,258
*	Ultragenyx Pharmaceutical Inc.	48,005	2,241
*	Evolent Health Inc. Class A	68,304	2,240
*	10X Genomics Inc. Class A	59,062	2,217
*	Fortrea Holdings Inc.	54,614	2,192
*	Axonics Inc.	31,056	2,142
*	Amicus Therapeutics Inc.	179,879	2,119
*	Arrowhead Pharmaceuticals Inc.	73,872	2,113
*	iRhythm Technologies Inc.	18,029	2,091
*	Biohaven Ltd.	37,522	2,052
*	SpringWorks Therapeutics Inc.	41,454	2,040
*	Azenta Inc.	33,132	1,997
*	RadNet Inc.	40,882	1,989
*	Ideaya Biosciences Inc.	44,367	1,947
	Select Medical Holdings Corp.	64,531	1,946
*	Neogen Corp.	121,887	1,923
*	Cerevel Therapeutics Holdings Inc.	45,471	1,922
*	Axsome Therapeutics Inc.	23,583	1,882
*	Progyny Inc.	49,044	1,871
*	Enovis Corp.	29,629	1,850
*	Crinetics Pharmaceuticals Inc.	38,454	1,800
*	Amedisys Inc.	18,966	1,748
*	Doximity Inc. Class A	64,312	1,731
*	Arcellx Inc.	24,826	1,727
*	Celldex Therapeutics Inc.	40,070	1,682
*	Rhythm Pharmaceuticals Inc.	37,766	1,636
	Premier Inc. Class A	73,645	1,628
*	Intellia Therapeutics Inc.	58,314	1,604
*	Teladoc Health Inc.	106,053	1,601
*	Nuvalent Inc. Class A	21,210	1,593
*	Arvinas Inc.	38,326	1,582
*	CorVel Corp.	6,009	1,580
*	ICU Medical Inc.	14,534	1,560
	CONMED Corp.	19,405	1,554
*	Apogee Therapeutics Inc.	23,234	1,544
*	Beam Therapeutics Inc.	46,670	1,542
*	Vericel Corp.	29,604	1,540
*	Guardant Health Inc.	74,052	1,528
*	Integra LifeSciences Holdings Corp.	42,590	1,510

		Shares	Market Value ($000)
	Patterson Cos. Inc.	53,529	1,480
*	QuidelOrtho Corp.	30,787	1,476
*	Inari Medical Inc.	29,801	1,430
*	Hims & Hers Health Inc.	91,357	1,413
*	Surgery Partners Inc.	47,182	1,407
*	PTC Therapeutics Inc.	48,340	1,406
*	Tandem Diabetes Care Inc.	39,206	1,388
*	ACADIA Pharmaceuticals Inc.	74,982	1,386
*	TransMedics Group Inc.	18,664	1,380
*	Certara Inc.	76,944	1,376
*	Immunovant Inc.	41,002	1,325
*	Denali Therapeutics Inc.	63,945	1,312
*	TG Therapeutics Inc.	85,919	1,307
*	Owens & Minor Inc.	46,994	1,302
*	PROCEPT BioRobotics Corp.	25,632	1,267
*	Astrana Health Inc.	29,944	1,257
*	Corcept Therapeutics Inc.	49,625	1,250
*	Kymera Therapeutics Inc.	30,808	1,239
*	Syndax Pharmaceuticals Inc.	52,009	1,238
*	Alpine Immune Sciences Inc.	30,723	1,218
*	Privia Health Group Inc.	61,422	1,203
*	NeoGenomics Inc.	76,045	1,195
*	Twist Bioscience Corp.	34,368	1,179
*	Dyne Therapeutics Inc.	41,510	1,178
*	Rocket Pharmaceuticals Inc.	43,626	1,175
*	Myriad Genetics Inc.	54,892	1,170
*	agilon health Inc.	191,062	1,165
*	R1 RCM Inc.	87,865	1,132
*	Supernus Pharmaceuticals Inc.	32,992	1,125
*	STAAR Surgical Co.	29,217	1,118
*	Geron Corp. (XNGS)	328,765	1,085
*	Avidity Biosciences Inc.	42,420	1,083
*	UFP Technologies Inc.	4,270	1,077
*	Catalyst Pharmaceuticals Inc.	66,539	1,061
	US Physical Therapy Inc.	9,379	1,059
*	Addus HomeCare Corp.	10,150	1,049
*	Dynavax Technologies Corp.	84,474	1,048
*	Veracyte Inc.	47,029	1,042
*	Keros Therapeutics Inc.	15,607	1,033
*	Amphastar Pharmaceuticals Inc.	23,273	1,022
*	Novocure Ltd.	64,633	1,010
*	Recursion Pharmaceuticals Inc. Class A	100,977	1,007
*	Vera Therapeutics Inc.	23,001	992
*	Agios Pharmaceuticals Inc.	33,867	990
*,1	Ginkgo Bioworks Holdings Inc.	853,719	990
*	Ardelyx Inc.	135,378	988
*	Protagonist Therapeutics Inc.	33,539	970
*	Kura Oncology Inc.	44,901	958
*	Akero Therapeutics Inc.	37,675	952
*	Sotera Health Co.	79,166	951
*	4D Molecular Therapeutics Inc.	29,224	931
*	Edgewise Therapeutics Inc.	49,752	907
*	RxSight Inc.	17,506	903
*	ADMA Biologics Inc.	131,061	865
*	AtriCure Inc.	26,906	819
*	Xencor Inc.	36,783	814
*	Alphatec Holdings Inc.	58,458	806
*	Ocular Therapeutix Inc.	88,325	804

		Shares	Market Value ($000)
	LeMaitre Vascular Inc.	11,999	796
*	Sana Biotechnology Inc.	79,570	796
*	Omnicell Inc.	27,209	795
*	Tarsus Pharmaceuticals Inc.	21,882	795
*	Ligand Pharmaceuticals Inc.	10,756	786
*	Pacira BioSciences Inc.	26,575	777
*	Morphic Holding Inc.	22,065	777
*	Inhibrx Inc.	22,181	775
*	Phreesia Inc.	31,718	759
	National HealthCare Corp.	8,019	758
*	Mirum Pharmaceuticals Inc.	29,258	735
*	Ironwood Pharmaceuticals Inc.	83,386	726
*	Vir Biotechnology Inc.	71,610	725
*	Brookdale Senior Living Inc.	109,092	721
*	Warby Parker Inc. Class A	52,117	709
*	BioCryst Pharmaceuticals Inc.	136,382	693
*	Collegium Pharmaceutical Inc.	17,681	686
*	Scholar Rock Holding Corp.	37,933	674
*	MannKind Corp.	148,596	673
*	ANI Pharmaceuticals Inc.	9,420	651
*	CG oncology Inc.	14,777	649
*	Immunome Inc.	26,240	648
*	Pacific Biosciences of California Inc.	170,192	638
*	Arcus Biosciences Inc.	33,559	634
*	Day One Biopharmaceuticals Inc.	37,911	626
*	Praxis Precision Medicines Inc.	10,256	626
*	Harmony Biosciences Holdings Inc.	18,439	619
*	Maravai LifeSciences Holdings Inc. Class A	69,765	605
*	EyePoint Pharmaceuticals Inc.	29,218	604
*	Avanos Medical Inc.	30,152	600
*	Relay Therapeutics Inc.	72,269	600
*	Healthcare Services Group Inc.	47,777	596
*	Janux Therapeutics Inc.	15,740	593
*	Viridian Therapeutics Inc.	33,803	592
*	Arcutis Biotherapeutics Inc.	59,532	590
*	Soleno Therapeutics Inc.	13,558	580
*	REGENXBIO Inc.	27,428	578
*	Pliant Therapeutics Inc.	38,278	570
*	Sage Therapeutics Inc.	30,333	568
*	MacroGenics Inc.	38,497	567
*	Disc Medicine Inc.	9,064	564
*	89bio Inc.	47,908	558
*	Deciphera Pharmaceuticals Inc.	33,930	534
*	AdaptHealth Corp.	46,016	530
*	Verve Therapeutics Inc.	39,284	522
*	Artivion Inc.	24,411	517
*	Pediatrix Medical Group Inc.	51,416	516
*	Amneal Pharmaceuticals Inc.	84,839	514
*	ORIC Pharmaceuticals Inc.	37,327	513
*	Arcturus Therapeutics Holdings Inc.	14,857	502
*	Quanterix Corp.	21,088	497
*,1	Cassava Sciences Inc.	24,298	493
*	Innoviva Inc.	31,943	487
*	Accolade Inc.	44,784	469
*	Evolus Inc.	33,319	466
	National Research Corp.	11,753	466
	Embecta Corp.	34,896	463
*	Varex Imaging Corp.	25,472	461

		Shares	Market Value ($000)
*	Liquidia Corp.	30,940	456
*	Longboard Pharmaceuticals Inc.	20,983	453
*	Cabaletta Bio Inc.	26,418	451
*,1	ImmunityBio Inc.	84,051	451
*	Cytek Biosciences Inc.	66,622	447
*	Cogent Biosciences Inc.	65,793	442
*	BioLife Solutions Inc.	23,577	437
*	Zymeworks Inc.	39,524	416
*	Silk Road Medical Inc.	22,674	415
*	Standard Bio Tools Inc.	151,984	412
	Atrion Corp.	887	411
*	Astria Therapeutics Inc.	29,189	411
*	MiMedx Group Inc.	51,835	399
*	Editas Medicine Inc.	53,210	395
*	Savara Inc.	78,861	393
*	Altimmune Inc.	37,918	386
*	Zentalis Pharmaceuticals Inc.	24,275	383
	HealthStream Inc.	14,240	380
*	Nurix Therapeutics Inc.	25,730	378
*,1	Novavax Inc.	78,594	376
*	SI-BONE Inc.	22,665	371
*	OmniAb Inc.	68,326	370
*	Treace Medical Concepts Inc.	28,160	368
*	Fate Therapeutics Inc.	50,020	367
*	CareDx Inc.	34,452	365
*	Kiniksa Pharmaceuticals Ltd. Class A	18,485	365
*	Fulcrum Therapeutics Inc.	38,618	365
*	Olema Pharmaceuticals Inc.	31,986	362
*	ARS Pharmaceuticals Inc.	35,296	361
*	Enhabit Inc.	30,897	360
*	Annexon Inc.	49,263	353
*	Pennant Group Inc.	17,955	352
*	Travere Therapeutics Inc.	45,611	352
*	Y-mAbs Therapeutics Inc.	21,582	351
*	BrightSpring Health Services Inc.	32,144	349
*	Nuvation Bio Inc.	93,148	339
*	C4 Therapeutics Inc.	41,410	338
*	Orthofix Medical Inc.	22,667	329
*	Acelyrin Inc.	48,699	329
*	GoodRx Holdings Inc. Class A	45,571	324
*	Neurogene Inc.	6,350	323
*	Alignment Healthcare Inc.	64,720	321
*	Prime Medicine Inc.	45,393	318
*	Marinus Pharmaceuticals Inc.	34,986	316
*	Allogene Therapeutics Inc.	69,884	312
*	PetIQ Inc.	17,047	312
*	Castle Biosciences Inc.	13,934	309
*	Korro Bio Inc.	3,430	309
*	Dianthus Therapeutics Inc.	10,157	305
*	Voyager Therapeutics Inc.	32,198	300
*	Nevro Corp.	20,620	298
[1]	Tourmaline Bio Inc.	12,971	297
*	Summit Therapeutics Inc. (XNMS)	70,842	293
*	Celcuity Inc.	13,511	292
*	Cullinan Oncology Inc.	17,074	291
*	Zimvie Inc.	17,673	291
*	Inozyme Pharma Inc.	37,862	290
*	Community Health Systems Inc.	82,139	288

		Shares	Market Value ($000)
*	Alector Inc.	47,602	287
*	Esperion Therapeutics Inc.	106,732	286
*	LifeStance Health Group Inc.	46,120	285
*	Perspective Therapeutics Inc.	237,810	283
*	Stoke Therapeutics Inc.	20,880	282
*,1	Cargo Therapeutics Inc.	12,600	281
*	Tango Therapeutics Inc.	35,263	280
*,1	Lyell Immunopharma Inc.	124,919	279
*	KalVista Pharmaceuticals Inc.	23,274	276
*	OraSure Technologies Inc.	44,457	273
*	Health Catalyst Inc.	35,925	271
*	Fulgent Genetics Inc.	12,483	271
*	Absci Corp.	47,736	271
*	AnaptysBio Inc.	11,911	268
*	Applied Therapeutics Inc.	39,453	268
*	Anika Therapeutics Inc.	10,403	264
*	Avid Bioservices Inc.	38,920	261
*	Tactile Systems Technology Inc.	16,032	261
*,1	Harrow Inc.	19,539	259
*	Replimune Group Inc.	31,530	258
*	Taysha Gene Therapies Inc.	88,081	253
*	OrthoPediatrics Corp.	8,645	252
*	Avita Medical Inc.	15,718	252
*,1	Biomea Fusion Inc.	16,764	251
*	Adaptive Biotechnologies Corp.	77,298	248
*	Revance Therapeutics Inc.	50,445	248
*	Talkspace Inc.	69,527	248
*	Axogen Inc.	30,620	247
*,1	MaxCyte Inc.	59,027	247
*	Caribou Biosciences Inc.	47,861	246
*	Corbus Pharmaceuticals Holdings Inc.	6,217	244
*,1	Enliven Therapeutics Inc.	13,834	243
*,1	Phathom Pharmaceuticals Inc.	22,606	240
*	Paragon 28 Inc.	19,343	239
*	iTeos Therapeutics Inc.	17,123	234
*	Mersana Therapeutics Inc.	51,785	232
*	Surmodics Inc.	7,891	232
*	Anavex Life Sciences Corp.	44,887	228
*	Arbutus Biopharma Corp.	88,397	228
*	Nkarta Inc.	20,986	227
*	ALX Oncology Holdings Inc.	20,243	226
*	Verastem Inc.	19,056	225
*	Heron Therapeutics Inc.	80,499	223
*	Tenaya Therapeutics Inc.	42,431	222
*	Sutro Biopharma Inc.	38,073	215
*	Agiliti Inc.	21,118	214
*	DocGo Inc.	52,945	214
*	Rapt Therapeutics Inc.	23,728	213
*	Solid Biosciences Inc.	16,026	213
	iRadimed Corp.	4,795	211
*	Inovio Pharmaceuticals Inc.	15,208	211
*	Pulmonx Corp.	22,314	207
*	Aerovate Therapeutics Inc.	7,004	207
*	Cerus Corp.	108,919	206
*	Enanta Pharmaceuticals Inc.	11,703	204
*	Atea Pharmaceuticals Inc.	50,507	204
*	Ocugen Inc.	123,028	202
*	HilleVax Inc.	12,134	202

		Shares	Market Value ($000)
*	Jasper Therapeutics Inc.	6,874	202
*	Akebia Therapeutics Inc.	107,700	197
*	Monte Rosa Therapeutics Inc.	27,915	197
*	Gritstone bio Inc.	76,402	196
	SIGA Technologies Inc.	22,419	192
*	Theravance Biopharma Inc.	21,171	190
*	Invivyd Inc.	42,890	190
*	Humacyte Inc.	60,806	189
*	2seventy bio Inc.	34,359	184
*	Larimar Therapeutics Inc.	24,109	183
*	Lexicon Pharmaceuticals Inc.	75,792	182
*,1	OPKO Health Inc.	148,977	179
*	Multiplan Corp.	221,217	179
*,1	Zynex Inc.	14,348	178
*	Shattuck Labs Inc.	19,773	177
*	Renovaro Inc.	64,442	171
*	Gossamer Bio Inc.	143,151	169
*	Xeris Biopharma Holdings Inc.	76,499	169
*	Fennec Pharmaceuticals Inc.	15,135	168
*	Adverum Biotechnologies Inc.	11,896	168
*	Rigel Pharmaceuticals Inc.	109,933	163
*	Aquestive Therapeutics Inc.	38,200	163
*,1	Coherus Biosciences Inc.	67,253	161
	Phibro Animal Health Corp. Class A	12,458	161
*	Terns Pharmaceuticals Inc.	24,331	160
*	Puma Biotechnology Inc.	29,844	158
*	X4 Pharmaceuticals Inc.	113,447	158
*	Entrada Therapeutics Inc.	11,120	158
*	Ventyx Biosciences Inc.	28,521	157
*	Mineralys Therapeutics Inc.	12,000	155
*	Bluebird Bio Inc.	119,835	153
*,1	Clover Health Investments Corp.	191,004	152
*	Cardiff Oncology Inc.	27,727	148
*	CVRx Inc.	8,150	148
*	Atossa Therapeutics Inc.	81,493	147
*	PepGen Inc.	9,957	146
*	Aura Biosciences Inc.	18,524	145
*	FibroGen Inc.	60,918	143
*	Vanda Pharmaceuticals Inc.	34,519	142
*	Sharecare Inc.	183,489	141
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $862)	98,337	141
*	AngioDynamics Inc.	23,643	139
*	Lineage Cell Therapeutics Inc.	93,589	139
*	TScan Therapeutics Inc.	17,329	138
*	ArriVent Biopharma Inc.	7,689	137
*	Lyra Therapeutics Inc.	21,838	136
*	Codexis Inc.	38,749	135
*	Omeros Corp.	38,792	134
*	Viemed Healthcare Inc.	14,170	134
*	Actinium Pharmaceuticals Inc.	17,022	133
*	Poseida Therapeutics Inc.	41,835	133
*	ChromaDex Corp.	37,499	131
*,1	Senseonics Holdings Inc.	247,454	131
*	Zevra Therapeutics Inc.	22,379	130
*	ModivCare Inc.	5,518	129
*	Accuray Inc.	51,997	128
*	Inotiv Inc.	11,713	128
*	Agenus Inc.	217,705	126

		Shares	Market Value ($000)
*	Karyopharm Therapeutics Inc.	82,696	125
*	908 Devices Inc.	16,493	125
	Utah Medical Products Inc.	1,742	124
*	Cellectar Biosciences Inc.	31,133	124
*	ClearPoint Neuro Inc.	18,039	123
*	Sera Prognostics Inc. Class A	13,486	123
*	aTyr Pharma Inc.	62,500	122
*	Aldeyra Therapeutics Inc.	36,996	121
*	Capricor Therapeutics Inc.	17,890	121
*	CorMedix Inc.	28,161	119
*	OptimizeRx Corp.	9,766	119
*	American Well Corp. Class A	147,109	119
*	Elevation Oncology Inc.	22,779	117
*	Ovid therapeutics Inc.	37,897	116
*	Sanara Medtech Inc.	3,119	115
*	Precigen Inc.	78,380	114
*	Alto Neuroscience Inc.	7,395	114
*	Merrimack Pharmaceuticals Inc.	7,672	113
*	Inogen Inc.	13,936	112
*	GlycoMimetics Inc.	36,873	111
*	Sonida Senior Living Inc.	3,882	111
*	Tyra Biosciences Inc.	6,763	111
*	G1 Therapeutics Inc.	24,498	106
*	Nektar Therapeutics	113,006	106
*	Nautilus Biotechnology Inc.	35,652	105
*	Vistagen Therapeutics Inc.	19,877	105
*	Compass Therapeutics Inc.	51,820	103
*	Coya Therapeutics Inc.	10,246	102
*	Kodiak Sciences Inc.	19,198	101
*	XOMA Corp.	4,219	101
*	Trevi Therapeutics Inc.	29,030	100
*	Harvard Bioscience Inc.	23,454	99
*	CytomX Therapeutics Inc.	44,926	98
*,1	Vaxart Inc.	74,704	97
*	Quantum-Si Inc.	48,893	96
*	Amylyx Pharmaceuticals Inc.	33,909	96
*	AEON Biopharma Inc.	8,299	96
*	FONAR Corp.	4,446	95
*	Electromed Inc.	5,886	95
*	Relmada Therapeutics Inc.	20,223	94
*	BioAtla Inc.	27,020	93
*	Generation Bio Co.	22,634	92
*	Immunic Inc.	69,930	92
*,2	PDL BioPharma Inc.	76,234	91
*	Stereotaxis Inc.	34,931	91
*	Zomedica Corp.	624,670	91
*	Third Harmonic Bio Inc.	9,652	91
*	Galectin Therapeutics Inc.	37,318	89
*,1	Pulse Biosciences Inc.	10,205	89
*	Organogenesis Holdings Inc.	31,293	89
*	Neuronetics Inc.	18,525	88
*	XBiotech Inc.	10,814	88
*,1	IGM Biosciences Inc.	9,125	88
*	GeneDx Holdings Corp.	9,600	88
*	Foghorn Therapeutics Inc.	13,035	87
*	Sight Sciences Inc.	16,433	87
*	Tela Bio Inc.	15,228	86
*	Rezolute Inc.	33,333	85

		Shares	Market Value ($000)
*	23andMe Holding Co. Class A	157,884	84
*	Black Diamond Therapeutics Inc.	16,394	83
*,1	Butterfly Network Inc.	76,706	83
*	Augmedix Inc.	20,408	83
*	Semler Scientific Inc.	2,681	78
*	Aveanna Healthcare Holdings Inc.	30,960	77
*	Erasca Inc.	37,341	77
*	Sagimet Biosciences Inc. Class A	14,259	77
*	Achieve Life Sciences Inc.	16,807	76
*	Biote Corp. Class A	12,979	75
*	Innovage Holding Corp.	16,618	74
*	InfuSystem Holdings Inc.	8,558	73
*	Outset Medical Inc.	32,832	73
*	NeuroPace Inc.	5,561	73
*	Genelux Corp.	11,202	72
*	Citius Pharmaceuticals Inc.	78,774	71
	LENZ Therapeutics Inc.	3,196	71
*	Emergent BioSolutions Inc.	27,655	70
*	Abeona Therapeutics Inc.	9,586	70
*	Computer Programs and Systems Inc.	7,530	69
*	Sangamo Therapeutics Inc.	102,568	69
*	Orchestra BioMed Holdings Inc.	13,174	69
*	Anixa Biosciences Inc.	21,079	66
*	Vor BioPharma Inc.	28,015	66
*	Prelude Therapeutics Inc.	13,754	65
*	Myomo Inc.	19,705	64
*	Omega Therapeutics Inc.	17,625	64
*	enVVeno Medical Corp.	11,710	64
*	Seer Inc.	33,292	63
*	Bioventus Inc. Class A	12,123	63
*	Vincerx Pharma Inc.	12,407	63
*	Outlook Therapeutics Inc.	5,293	63
*	Joint Corp.	4,739	62
*	PDS Biotechnology Corp.	15,731	62
*	scPharmaceuticals Inc.	12,098	61
*	Lexeo Therapeutics Inc.	3,853	60
*	Athira Pharma Inc.	21,370	59
*	Assertio Holdings Inc.	61,718	59
*	Cartesian Therapeutics Inc.	89,345	58
*	Eton Pharmaceuticals Inc.	15,500	58
*	Century Therapeutics Inc.	13,813	58
*	KORU Medical Systems Inc.	24,313	57
*	An2 Therapeutics Inc.	17,261	56
*	Akoya Biosciences Inc.	11,780	55
*	Acumen Pharmaceuticals Inc.	13,586	55
*,1	Annovis Bio Inc.	4,518	54
*	Chimerix Inc.	50,447	53
*	Lantern Pharma Inc.	5,987	53
*	Mural Oncology plc	10,902	53
*	CEL–SCI Corp.	27,367	52
*	Corvus Pharmaceuticals Inc.	29,109	52
*	Clearside Biomedical Inc.	33,371	51
*	Immuneering Corp. Class A	17,649	51
*	Aclaris Therapeutics Inc.	40,404	50
*	Cidara Therapeutics Inc.	54,780	50
*	PMV Pharmaceuticals Inc.	29,279	50
*	Carisma Therapeutics Inc.	21,948	50
*	Hyperfine Inc.	49,477	49

		Shares	Market Value ($000)
*	Seres Therapeutics Inc.	61,360	48
*	Adicet Bio Inc.	20,544	48
*	Forian Inc.	14,566	48
*	NGM Biopharmaceuticals Inc.	29,422	47
*	Allakos Inc.	36,332	46
*	Cue Biopharma Inc.	24,434	46
*	Enzo Biochem Inc.	36,523	46
*	Inmune Bio Inc.	3,898	46
*	Oncology Institute Inc.	29,068	46
*	Acrivon Therapeutics Inc.	6,404	46
*	Nuvectis Pharma Inc.	5,612	46
*	Design Therapeutics Inc.	11,218	45
*	Diamedica Therapeutics Inc.	15,764	44
*	Pro-Dex Inc.	2,523	44
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	44
*	Ocuphire Pharma Inc.	21,645	44
*	Pyxis Oncology Inc.	10,221	44
*	Atara Biotherapeutics Inc.	60,082	42
*	Sensus Healthcare Inc.	11,106	42
*,1	Bioxcel Therapeutics Inc.	15,053	42
*	Passage Bio Inc.	30,974	42
*	Werewolf Therapeutics Inc.	6,549	42
*,1	Verrica Pharmaceuticals Inc.	6,927	41
*	Equillium Inc.	17,857	41
*,1	ProKidney Corp.	24,730	41
*,1	Matinas BioPharma Holdings Inc.	146,195	40
*	Kinnate Biopharma Inc.	15,091	40
*	Dyadic International Inc.	23,051	39
*	Eagle Pharmaceuticals Inc.	7,396	39
*	Kezar Life Sciences Inc.	43,585	39
*	Asensus Surgical Inc.	165,733	38
*	Vigil Neuroscience Inc.	10,718	37
*	Personalis Inc.	24,439	36
*	Reviva Pharmaceuticals Holdings Inc.	9,618	36
*	Syros Pharmaceuticals Inc.	6,697	36
*	Optinose Inc.	23,461	34
*	Spero Therapeutics Inc.	19,689	34
*	Kronos Bio Inc.	25,786	34
*	Curis Inc.	3,056	33
*	Societal CDMO Inc.	29,155	32
*	Cara Therapeutics Inc.	33,488	30
*	Beyond Air Inc.	16,450	29
*	Viracta Therapeutics Inc.	28,450	29
*,1	Vaxxinity Inc. Class A	40,231	29
*	Q32 Bio Inc.	1,713	29
*	CytoSorbents Corp.	29,596	28
*	Bolt Biotherapeutics Inc.	18,932	27
*	Eledon Pharmaceuticals Inc.	13,263	27
*	Apyx Medical Corp.	18,313	25
*	Co.-Diagnostics Inc.	22,364	25
*	iCAD Inc.	15,565	25
*	Lensar Inc.	6,985	25
*	Aligos Therapeutics Inc.	24,596	24
*	Aadi Bioscience Inc.	10,337	24
*	Milestone Scientific Inc.	37,457	23
*	Scynexis Inc.	15,858	23
*	P3 Health Partners Inc.	22,736	23
*	ElectroCore Inc.	3,704	23

		Shares	Market Value ($000)
*	Lipocine Inc.	4,409	23
*	Dare Bioscience Inc.	44,843	22
*	Reneo Pharmaceuticals Inc.	13,013	22
*,1	Bionano Genomics Inc.	19,836	22
*	IRIDEX Corp.	7,102	21
*	AIM ImmunoTech Inc.	43,668	21
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Rallybio Corp.	11,052	20
*	BrainStorm Cell Therapeutics Inc.	33,748	19
*	Ekso Bionics Holdings Inc.	14,085	19
*	Durect Corp.	15,978	19
*,1	Cutera Inc.	11,232	17
*	Lumos Pharma Inc.	5,932	17
*	Quince Therapeutics Inc.	14,974	16
*	Exagen Inc.	9,919	16
*	Sensei Biotherapeutics Inc.	15,072	16
*	Eyenovia Inc.	16,207	16
	Mei Pharma Inc.	4,079	16
*	Allovir Inc.	19,387	15
*	Spruce Biosciences Inc.	19,531	15
*	SELLAS Life Sciences Group Inc.	14,948	15
*	Onconova Therapeutics Inc.	14,441	15
*	Oncternal Therapeutics Inc.	1,701	15
*	Alpha Teknova Inc.	5,588	14
*,1	Palatin Technologies Inc.	7,653	14
*	Fractyl Health Inc.	1,929	14
*	CareCloud Inc.	11,111	13
*	TherapeuticsMD Inc.	5,486	13
*	Kyverna Therapeutics Inc.	513	13
*	Alaunos Therapeutics Inc.	7,309	13
*	Orgenesis Inc.	14,863	12
*	Dermtech Inc.	16,722	12
*	Greenwich Lifesciences Inc.	602	12
*	Ikena Oncology Inc.	8,364	12
*	Movano Inc.	28,211	12
*	NeueHealth Inc.	1,899	12
*	Retractable Technologies Inc.	9,432	11
*	Dominari Holdings Inc.	4,463	11
*	Cocrystal Pharma Inc.	7,576	11
*	CareMax Inc.	2,266	11
*	Boundless Bio Inc.	773	11
*	Cue Health Inc.	51,949	10
*	Oncocyte Corp.	3,384	10
*	Surrozen Inc.	676	10
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Strata Skin Sciences Inc.	21,171	8
*,1	Aprea Therapeutics Inc.	1,136	8
*	Hepion Pharmaceuticals Inc.	3,104	8
*	Metagenomi Inc.	776	8
*	Rapid Micro Biosystems Inc. Class A	7,185	7
*	Bright Green Corp.	26,666	7
*	Precipio Inc.	1,034	7
*	PAVmed Inc.	3,442	7
*	Talphera Inc.	4,532	5
*	SAB Biotherapeutics Inc.	1,073	5
*	NRX Pharmaceuticals Inc.	8,273	4
*	Molecular Templates Inc.	1,906	4
*	Instil Bio Inc.	235	3

		Shares	Market Value ($000)
*	Turnstone Biologics Corp.	933	2
*,2	Surface Oncology Inc. CVR	15,512	1
*,2	Synergy Pharmaceuticals LLC	412,534	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*	GT Biopharma Inc.	46	—
			3,738,055
Industrials (13.0%)
	Visa Inc. Class A	979,413	273,335
	Mastercard Inc. Class A	515,928	248,455
	Accenture plc Class A	388,310	134,592
	Caterpillar Inc.	309,461	113,396
	General Electric Co.	640,970	112,509
	Union Pacific Corp.	377,059	92,730
	Honeywell International Inc.	404,362	82,995
	RTX Corp.	822,868	80,254
	Eaton Corp. plc	246,726	77,146
*	Boeing Co.	378,345	73,017
	American Express Co.	314,467	71,601
	Lockheed Martin Corp.	149,472	67,990
	Deere & Co.	164,895	67,729
	United Parcel Service Inc. Class B (XNYS)	447,284	66,480
	Automatic Data Processing Inc.	254,159	63,474
*	Fiserv Inc.	365,956	58,487
	Sherwin-Williams Co.	141,951	49,304
	Illinois Tool Works Inc.	175,059	46,974
	CSX Corp.	1,211,821	44,922
*	PayPal Holdings Inc.	664,578	44,520
	Parker-Hannifin Corp.	79,511	44,191
	General Dynamics Corp.	152,239	43,006
	Trane Technologies plc	139,723	41,945
	FedEx Corp.	139,314	40,365
	TransDigm Group Inc.	32,764	40,352
	PACCAR Inc.	324,438	40,195
	Emerson Electric Co.	354,347	40,190
	Northrop Grumman Corp.	83,849	40,135
	Cintas Corp.	53,319	36,632
	3M Co.	341,596	36,233
	Norfolk Southern Corp.	139,740	35,616
	Capital One Financial Corp.	223,435	33,267
	Carrier Global Corp.	529,433	30,776
	United Rentals Inc.	41,642	30,028
*	Block Inc. (XNYS)	344,341	29,124
	WW Grainger Inc.	27,411	27,885
	Johnson Controls International plc	421,379	27,524
	Ferguson plc	125,694	27,455
	Fidelity National Information Services Inc.	367,678	27,274
	Old Dominion Freight Line Inc.	121,888	26,731
	AMETEK Inc.	142,890	26,135
	L3Harris Technologies Inc.	117,603	25,061
	Otis Worldwide Corp.	250,693	24,886
	Cummins Inc.	84,408	24,871
	Paychex Inc.	200,788	24,657
	Ingersoll Rand Inc. (XYNS)	249,512	23,691
	Martin Marietta Materials Inc.	38,294	23,510
	Quanta Services Inc.	90,485	23,508
	Vulcan Materials Co.	82,116	22,411
	Global Payments Inc.	160,029	21,389

		Shares	Market Value ($000)
	PPG Industries Inc.	145,411	21,070
	Verisk Analytics Inc.	88,898	20,956
	Rockwell Automation Inc.	70,843	20,639
	Equifax Inc.	76,885	20,568
	Xylem Inc.	148,893	19,243
	Fortive Corp.	217,378	18,699
*	Fair Isaac Corp.	14,625	18,276
	DuPont de Nemours Inc.	233,385	17,894
*	Mettler-Toledo International Inc.	13,336	17,754
	Howmet Aerospace Inc.	254,488	17,415
*	Keysight Technologies Inc.	108,412	16,953
	Westinghouse Air Brake Technologies Corp.	109,596	15,966
*	Builders FirstSource Inc.	75,524	15,751
	Dover Corp.	86,454	15,319
	Hubbell Inc.	33,414	13,868
*	Axon Enterprise Inc.	44,227	13,838
*	Corpay Inc.	42,707	13,177
	Ball Corp.	194,708	13,116
	Veralto Corp.	145,571	12,906
*	Waters Corp.	36,799	12,667
*	Teledyne Technologies Inc.	28,967	12,436
	Jacobs Solutions Inc.	77,736	11,950
	Booz Allen Hamilton Holding Corp.	80,464	11,944
	Carlisle Cos. Inc.	29,579	11,591
	IDEX Corp.	47,021	11,474
	Textron Inc.	116,736	11,198
	Expeditors International of Washington Inc.	89,962	10,937
	Synchrony Financial	253,270	10,921
	Masco Corp.	135,498	10,688
	Packaging Corp. of America	55,880	10,605
	HEICO Corp. Class A	66,890	10,297
	EMCOR Group Inc.	29,225	10,235
	JB Hunt Transport Services Inc.	51,287	10,219
*	Trimble Inc.	153,879	9,904
	Lennox International Inc.	19,943	9,747
	Graco Inc.	104,080	9,727
*	Saia Inc.	16,506	9,656
*	Zebra Technologies Corp. Class A	31,979	9,640
	Snap-on Inc.	32,516	9,632
	TransUnion	119,705	9,552
	RPM International Inc.	80,246	9,545
	Stanley Black & Decker Inc.	95,573	9,359
	Watsco Inc.	21,016	9,078
	Lincoln Electric Holdings Inc.	35,473	9,061
	Owens Corning	53,763	8,968
	Pentair plc	102,620	8,768
*	TopBuild Corp.	19,726	8,694
	Nordson Corp.	31,591	8,673
*	XPO Inc.	68,117	8,312
	Advanced Drainage Systems Inc.	48,050	8,276
	AECOM	84,045	8,243
	Westrock Co.	159,481	7,886
	Jack Henry & Associates Inc.	45,284	7,867
	nVent Electric plc	102,337	7,716
	Regal Rexnord Corp.	41,140	7,409
	Allegion plc	54,291	7,314
	Huntington Ingalls Industries Inc.	24,575	7,163
	Comfort Systems USA Inc.	22,044	7,004

		Shares	Market Value ($000)
	ITT Inc.	51,301	6,978
	A O Smith Corp.	74,964	6,706
*	Trex Co. Inc.	67,219	6,705
*	Core & Main Inc. Class A	115,701	6,624
	Fortune Brands Innovations Inc.	77,820	6,589
*	WEX Inc.	26,579	6,313
	Tetra Tech Inc.	33,079	6,110
	Curtiss-Wright Corp.	23,265	5,954
	Toro Co.	64,752	5,933
	Crown Holdings Inc.	74,555	5,909
	AptarGroup Inc.	40,659	5,850
	Woodward Inc.	37,553	5,788
	BWX Technologies Inc.	56,157	5,763
	Eagle Materials Inc.	21,126	5,741
	MKS Instruments Inc.	41,899	5,573
	Graphic Packaging Holding Co.	189,363	5,526
	Donaldson Co. Inc.	72,891	5,444
	WESCO International Inc.	31,691	5,428
	Simpson Manufacturing Co. Inc.	26,310	5,398
*	API Group Corp.	137,358	5,394
*	Middleby Corp.	33,180	5,335
	CH Robinson Worldwide Inc.	69,394	5,284
	Knight-Swift Transportation Holdings Inc.	95,959	5,280
*	WillScot Mobile Mini Holdings Corp.	111,498	5,185
*	Affirm Holdings Inc.	136,923	5,102
	Acuity Brands Inc.	18,938	5,089
	Oshkosh Corp.	40,363	5,034
	AGCO Corp.	39,683	4,882
	Robert Half Inc.	60,838	4,823
	Applied Industrial Technologies Inc.	24,121	4,765
*	Generac Holdings Inc.	37,376	4,715
*	Axalta Coating Systems Ltd.	136,360	4,689
*	FTI Consulting Inc.	22,190	4,666
	MSA Safety Inc.	23,460	4,542
*	Paylocity Holding Corp.	26,355	4,529
	Cognex Corp.	106,634	4,523
*	AZEK Co. Inc.	89,584	4,499
*	Fluor Corp.	106,293	4,494
	Allison Transmission Holdings Inc.	54,847	4,451
*	Chart Industries Inc.	26,541	4,372
	Vontier Corp.	95,729	4,342
*	Mohawk Industries Inc.	33,022	4,322
	Atkore Inc.	22,538	4,290
*	Bill Holdings Inc.	62,378	4,287
	Landstar System Inc.	21,912	4,224
	Brunswick Corp.	42,732	4,124
	Berry Global Group Inc.	68,138	4,121
*	ATI Inc.	79,805	4,084
	Crane Co.	30,135	4,072
*	GXO Logistics Inc.	74,381	3,999
	Esab Corp.	35,294	3,902
	Installed Building Products Inc.	15,049	3,894
*	Beacon Roofing Supply Inc.	39,555	3,877
	Littelfuse Inc.	15,576	3,775
	Flowserve Corp.	81,616	3,728
	Genpact Ltd.	111,744	3,682
*	MasTec Inc.	38,805	3,619
	AAON Inc.	41,013	3,613

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	16,922	3,597
	FTAI Aviation Ltd.	52,235	3,515
	Sonoco Products Co.	60,451	3,496
*	SPX Technologies Inc.	28,342	3,490
*	Kirby Corp.	36,523	3,481
	Louisiana-Pacific Corp.	40,883	3,430
	Sensata Technologies Holding plc	93,135	3,422
	Armstrong World Industries Inc.	27,539	3,421
	Air Lease Corp.	65,277	3,358
	Sealed Air Corp.	89,948	3,346
*	Summit Materials Inc. Class A	73,963	3,297
	Federal Signal Corp.	38,102	3,234
	Maximus Inc.	38,161	3,202
	Ryder System Inc.	26,344	3,166
	MDU Resources Group Inc.	123,537	3,113
*	ExlService Holdings Inc.	96,385	3,065
	Valmont Industries Inc.	13,106	2,992
*	ASGN Inc.	28,388	2,974
	GATX Corp.	22,177	2,972
*	Modine Manufacturing Co.	31,121	2,962
	Badger Meter Inc.	18,293	2,960
	Western Union Co.	211,493	2,957
*	Euronet Worldwide Inc.	26,677	2,933
*	Knife River Corp.	35,266	2,859
	Moog Inc. Class A	17,815	2,844
	Herc Holdings Inc.	16,873	2,840
	Zurn Elkay Water Solutions Corp.	84,599	2,832
	MSC Industrial Direct Co. Inc. Class A	28,207	2,737
	HB Fuller Co.	33,407	2,664
*	AeroVironment Inc.	17,182	2,634
	Exponent Inc.	31,412	2,597
	Franklin Electric Co. Inc.	24,256	2,591
*	Spirit AeroSystems Holdings Inc. Class A	71,565	2,581
*	Itron Inc.	27,764	2,569
	Terex Corp.	39,446	2,540
	Brink's Co.	27,012	2,495
	Encore Wire Corp.	9,440	2,481
	Silgan Holdings Inc.	50,430	2,449
*	Dycom Industries Inc.	16,979	2,437
*	GMS Inc.	24,959	2,430
*	Verra Mobility Corp.	97,060	2,424
	Insperity Inc.	22,036	2,415
	EnerSys	25,539	2,412
	Belden Inc.	26,020	2,410
	Kadant Inc.	7,321	2,402
*	Alight Inc. Class A	240,467	2,369
	ManpowerGroup Inc.	30,296	2,352
	Matson Inc.	20,652	2,321
*	Shift4 Payments Inc. Class A	34,752	2,296
*	CBIZ Inc.	29,187	2,291
	TriNet Group Inc.	17,278	2,289
	Otter Tail Corp.	26,431	2,284
*	ACI Worldwide Inc.	68,129	2,263
	CSW Industrials Inc.	9,631	2,259
	Enpro Inc.	13,237	2,234
	Hillenbrand Inc.	44,211	2,223
	Korn Ferry	33,155	2,180
	John Bean Technologies Corp.	19,960	2,094

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	113,351	2,007
	Griffon Corp.	27,346	2,006
*	Sterling Infrastructure Inc.	18,096	1,996
	ArcBest Corp.	13,669	1,948
*	Resideo Technologies Inc.	84,714	1,899
*	MYR Group Inc.	10,719	1,895
	McGrath RentCorp.	15,115	1,865
	Crane NXT Co.	30,135	1,865
	HEICO Corp.	9,698	1,852
*	Masonite International Corp.	13,867	1,823
	ABM Industries Inc.	40,194	1,793
	Albany International Corp. Class A	19,073	1,784
	ICF International Inc.	11,577	1,744
*	Marqeta Inc. Class A	291,327	1,736
*	Flywire Corp.	69,114	1,715
	ESCO Technologies Inc.	15,849	1,697
*	Remitly Global Inc.	81,748	1,695
*	Atmus Filtration Technologies Inc.	52,420	1,691
	EVERTEC Inc.	42,026	1,677
*	Kratos Defense & Security Solutions Inc.	91,226	1,677
	UniFirst Corp.	9,609	1,666
	Brady Corp. Class A	27,000	1,601
	Mueller Water Products Inc. Class A	99,440	1,600
*	RXO Inc.	73,098	1,599
	Granite Construction Inc.	27,807	1,589
*	O-I Glass Inc.	95,559	1,585
	ADT Inc.	234,955	1,579
	Hub Group Inc. Class A	36,240	1,566
*	Gibraltar Industries Inc.	19,420	1,564
	Patrick Industries Inc.	12,998	1,553
	Werner Enterprises Inc.	39,605	1,549
	Vestis Corp.	80,331	1,548
	International Seaways Inc.	28,972	1,541
*	Construction Partners Inc. Class A	26,687	1,498
*	Masterbrand Inc.	78,934	1,479
	Alamo Group Inc.	6,471	1,478
*	OSI Systems Inc.	10,350	1,478
*	AMN Healthcare Services Inc.	23,443	1,465
	Trinity Industries Inc.	51,621	1,438
	Standex International Corp.	7,609	1,387
*	Bloom Energy Corp. Class A	122,306	1,375
	Tennant Co.	11,159	1,357
*	Hayward Holdings Inc.	88,435	1,354
*	Aurora Innovation Inc.	472,076	1,331
*	Janus International Group Inc.	87,331	1,321
	Primoris Services Corp.	30,782	1,310
*	AvidXchange Holdings Inc.	98,040	1,289
	H&E Equipment Services Inc.	19,935	1,279
*	Hillman Solutions Corp.	117,745	1,253
*	Mirion Technologies Inc.	110,120	1,252
*	AAR Corp.	20,633	1,235
	Kennametal Inc.	48,411	1,207
*,1	Joby Aviation Inc.	219,173	1,175
*	Legalzoom.com Inc.	87,873	1,172
	Enerpac Tool Group Corp.	32,630	1,164
	Bread Financial Holdings Inc.	31,115	1,159
	Barnes Group Inc.	30,810	1,145
	Greif Inc. Class A	16,274	1,124

		Shares	Market Value ($000)
	AZZ Inc.	14,519	1,122
*	Leonardo DRS Inc.	50,608	1,118
*	Huron Consulting Group Inc.	11,179	1,080
*	CoreCivic Inc.	68,567	1,070
*	JELD-WEN Holding Inc.	48,376	1,027
*	American Woodmark Corp.	9,874	1,004
	Greenbrier Cos. Inc.	18,675	973
*	Mercury Systems Inc.	31,199	920
	Helios Technologies Inc.	20,521	917
*	Donnelley Financial Solutions Inc.	14,698	911
*	NV5 Global Inc.	9,197	901
*	NCR Atleos Corp.	44,395	877
*	Cimpress plc	9,605	850
	Kaman Corp.	18,344	841
	Powell Industries Inc.	5,828	829
	Napco Security Technologies Inc.	20,483	823
	Lindsay Corp.	6,823	803
	Apogee Enterprises Inc.	13,322	789
	Kforce Inc.	11,142	786
	Wabash National Corp.	26,208	785
*	Blue Bird Corp.	20,028	768
	Columbus McKinnon Corp.	17,038	760
*	Aspen Aerogels Inc.	42,735	752
*	Payoneer Global Inc.	154,303	750
	Quanex Building Products Corp.	19,124	735
*	Symbotic Inc.	15,956	718
*,1	Nikola Corp.	682,840	710
*	Triumph Group Inc.	47,051	708
	TriMas Corp.	26,329	704
*	Thermon Group Holdings Inc.	21,459	702
*,1	Rocket Lab USA Inc.	169,430	696
	Marten Transport Ltd.	37,530	694
*,1	Enovix Corp.	85,696	686
*	Montrose Environmental Group Inc.	16,629	651
	VSE Corp.	8,084	647
*	SP Plus Corp.	12,152	635
*	Transcat Inc.	5,625	627
*	Proto Labs Inc.	17,017	608
	Astec Industries Inc.	13,890	607
*	BlueLinx Holdings Inc.	4,663	607
	CRA International Inc.	3,832	573
	Schneider National Inc. Class B	25,116	569
*	Energy Recovery Inc.	35,629	563
	First Advantage Corp.	34,698	563
*	IES Holdings Inc.	4,540	552
*	Vicor Corp.	14,371	550
*	Repay Holdings Corp.	49,160	541
*,1	PureCycle Technologies Inc.	86,359	537
	REV Group Inc.	24,029	531
*,1	Archer Aviation Inc. Class A	113,841	526
	Gorman-Rupp Co.	13,097	518
*	CryoPort Inc.	29,013	514
	Forward Air Corp.	16,489	513
	Barrett Business Services Inc.	4,044	512
	Deluxe Corp.	24,321	501
	Myers Industries Inc.	21,571	500
*	Air Transport Services Group Inc.	36,273	499
	Pitney Bowes Inc.	114,299	495

		Shares	Market Value ($000)
	Cadre Holdings Inc.	13,564	491
	Kelly Services Inc. Class A	19,243	482
*	DXP Enterprises Inc.	8,776	472
*	International Money Express Inc.	20,260	463
	Insteel Industries Inc.	11,953	457
*	ZipRecruiter Inc. Class A	38,262	440
	FTAI Infrastructure Inc.	70,043	440
*	Cross Country Healthcare Inc.	23,241	435
	Hyster-Yale Materials Handling Inc.	6,645	426
	Heidrick & Struggles International Inc.	12,584	424
*	Titan International Inc.	33,024	411
*	Ducommun Inc.	7,832	402
*	CECO Environmental Corp.	16,746	386
	Allient Inc.	10,232	365
	Argan Inc.	7,105	359
	Cass Information Systems Inc.	7,379	355
	Douglas Dynamics Inc.	14,578	352
	Mesa Laboratories Inc.	3,152	346
*	Conduent Inc.	101,647	344
	United States Lime & Minerals Inc.	1,149	343
*	V2X Inc.	7,230	338
	Ennis Inc.	16,126	331
*	Great Lakes Dredge & Dock Corp.	37,713	330
*	Tutor Perini Corp.	22,675	328
*	Astronics Corp.	17,041	324
*	Franklin Covey Co.	8,091	318
*	I3 Verticals Inc. Class A	13,769	315
	Heartland Express Inc.	25,883	309
	National Presto Industries Inc.	3,667	307
*	Virgin Galactic Holdings Inc.	206,101	305
*	Vishay Precision Group Inc.	8,456	299
*	Titan Machinery Inc.	11,692	290
*	BrightView Holdings Inc.	23,505	280
*	Green Dot Corp. Class A	29,907	279
	Miller Industries Inc.	5,531	277
*	Bowman Consulting Group Ltd.	7,838	273
*	Manitowoc Co. Inc.	19,161	271
*	Evolv Technologies Holdings Inc.	59,908	267
	LSI Industries Inc.	17,579	266
	Pactiv Evergreen Inc.	18,289	262
	Resources Connection Inc.	19,832	261
*	FARO Technologies Inc.	11,786	254
	Eagle Bulk Shipping Inc.	4,053	253
*	TrueBlue Inc.	20,004	250
*	Daseke Inc.	30,027	249
	Shyft Group Inc.	19,881	247
*	Sterling Check Corp.	15,330	247
*	Hudson Technologies Inc.	21,345	235
	Covenant Logistics Group Inc.	5,048	234
*	Willdan Group Inc.	8,044	233
*	Graham Corp.	8,534	233
*	Custom Truck One Source Inc.	39,574	230
*	Cantaloupe Inc.	35,562	229
*	Paymentus Holdings Inc. Class A	9,843	224
*	Advantage Solutions Inc.	49,804	216
*	Ranpak Holdings Corp.	26,360	207
*	Limbach Holdings Inc.	4,882	202
*	L B Foster Co. Class A	7,361	201

		Shares	Market Value ($000)
*	Moneylion Inc.	2,817	201
*	Target Hospitality Corp.	17,802	194
	Luxfer Holdings plc	18,711	194
*	Acacia Research Corp.	33,417	178
	Park-Ohio Holdings Corp.	6,642	177
	Overseas Shipholding Group Inc. Class A	26,973	173
*	Sezzle Inc.	2,038	172
*	Forrester Research Inc.	7,883	170
*	Hireright Holdings Corp.	11,864	169
*	Distribution Solutions Group Inc.	4,741	168
	Universal Logistics Holdings Inc.	4,361	161
*	Concrete Pumping Holdings Inc.	20,120	159
	Park Aerospace Corp.	9,373	156
*	Gencor Industries Inc.	9,208	154
*	Iteris Inc.	31,082	154
*	Byrna Technologies Inc.	10,623	148
	Twin Disc Inc.	8,786	145
*	Radiant Logistics Inc.	26,231	142
*	Performant Financial Corp.	48,067	141
*	Hyliion Holdings Corp.	77,730	137
*,1	Desktop Metal Inc. Class A	156,094	137
	Kronos Worldwide Inc.	11,549	136
*	Mistras Group Inc.	14,053	134
*	Aersale Corp.	18,559	133
	Quad/Graphics Inc.	24,803	132
*	Paysign Inc.	34,843	128
*	CS Disco Inc.	15,513	126
*	Commercial Vehicle Group Inc.	19,461	125
	TTEC Holdings Inc.	11,861	123
*	Orion Group Holdings Inc.	14,526	119
*	TaskUS Inc. Class A	10,175	119
*	Atlanticus Holdings Corp.	3,953	117
*	Smith-Midland Corp.	2,459	116
	Information Services Group Inc.	28,385	115
	Karat Packaging Inc.	3,954	113
*	Blade Air Mobility Inc.	39,231	112
*,1	Intuitive Machines Inc.	16,807	105
*	Spire Global Inc.	8,579	103
*	Rekor Systems Inc.	44,389	102
*	LS Starrett Co. Class A	6,345	101
*	Core Molding Technologies Inc.	5,108	97
	Hurco Cos. Inc.	4,743	96
*	SoundThinking Inc.	5,845	93
*	Willis Lease Finance Corp.	1,855	92
*	Ultralife Corp.	10,215	90
	BGSF Inc.	8,582	89
*	BlackSky Technology Inc.	62,575	85
	EVI Industries Inc.	3,388	84
*	Manitex International Inc.	12,275	84
	ARC Document Solutions Inc.	30,422	84
*	Microvast Holdings Inc.	99,839	84
*	DHI Group Inc.	32,589	83
*	Alpha Pro Tech Ltd.	12,073	75
*,1	Eos Energy Enterprises Inc.	72,392	75
*	Mayville Engineering Co. Inc.	5,146	74
*	M-Tron Industries Inc.	2,470	74
*	DLH Holdings Corp.	5,365	71
*	Terran Orbital Corp.	50,763	67

		Shares	Market Value ($000)
*	FreightCar America Inc.	16,584	64
	Hirequest Inc.	4,907	64
*	CPI Card Group Inc.	3,492	62
*	Frequency Electronics Inc.	5,508	60
*,1	Danimer Scientific Inc.	54,745	60
*	Markforged Holding Corp.	71,461	60
*	Luna Innovations Inc.	18,173	58
*	PAM Transportation Services Inc.	3,326	54
*,1	Wrap Technologies Inc.	23,362	53
*	Redwire Corp.	11,752	52
*	Hudson Global Inc.	2,857	50
*	374Water Inc.	36,898	46
*,1	Velo3D Inc.	94,353	43
*	Babcock & Wilcox Enterprises Inc.	34,947	39
*,1	Hyzon Motors Inc.	51,124	38
*	Mega Matrix Corp.	12,430	36
*	LightPath Technologies Inc. Class A	25,635	35
*,1	SKYX Platforms Corp.	27,010	35
*	Amprius Technologies Inc.	13,135	35
*	RCM Technologies Inc.	1,351	29
*	Usio Inc.	16,474	28
*	Innovative Solutions & Support Inc.	3,690	27
*	RF Industries Ltd.	8,155	25
*	Hydrofarm Holdings Group Inc.	23,262	25
*	Izea Worldwide Inc.	10,892	25
*,1	Workhorse Group Inc.	100,038	23
*	ClearSign Technologies Corp.	20,576	20
*	VirTra Inc.	1,985	20
*	Orion Energy Systems Inc.	20,324	18
*	INNOVATE Corp.	25,298	18
*	Skillsoft Corp.	2,042	18
*,1	Sarcos Technology & Robotics Corp.	8,758	16
*,1	Xos Inc.	1,023	10
*	Astra Space Inc.	4,371	3
*	Taylor Devices Inc.	41	2
			4,113,320
Other (0.0%)[4]
*,2	Lubys Inc.	14,037	11
*,2	Omthera Pharmaceuticals Inc. CVR	31,662	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Strongbridge Biopharm CVR	45,385	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,2	SRAX Inc.	7,380	—
*,1,2	Gemini Therapeutics Inc. CVR	33,435	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neoleukin Therapeutics Inc.	4,286	—
*,2	Homology Medicines Inc.	30,844	—
			31
Real Estate (2.7%)
	Prologis Inc.	572,865	74,598

		Shares	Market Value ($000)
	American Tower Corp.	288,874	57,079
	Equinix Inc.	58,636	48,394
	Welltower Inc.	352,422	32,930
	Simon Property Group Inc.	191,061	29,899
	Realty Income Corp.	534,473	28,915
	Crown Castle Inc.	268,806	28,448
	Public Storage	97,931	28,406
	Digital Realty Trust Inc.	193,148	27,821
*	CoStar Group Inc.	252,393	24,381
	Extra Space Storage Inc.	130,601	19,198
	VICI Properties Inc.	638,779	19,029
*	CBRE Group Inc. Class A	180,425	17,545
	AvalonBay Communities Inc.	88,002	16,330
	Weyerhaeuser Co.	451,357	16,208
	Iron Mountain Inc.	181,526	14,560
	SBA Communications Corp.	66,593	14,431
	Equity Residential	223,933	14,132
	Alexandria Real Estate Equities Inc.	108,391	13,973
	Invitation Homes Inc.	360,720	12,845
	Ventas Inc.	250,486	10,906
	Sun Communities Inc.	76,829	9,879
	Essex Property Trust Inc.	39,827	9,750
	Mid-America Apartment Communities Inc.	72,261	9,508
	Host Hotels & Resorts Inc.	424,572	8,780
	Healthpeak Properties Inc.	440,823	8,265
	Kimco Realty Corp.	412,267	8,085
	UDR Inc.	204,910	7,666
	WP Carey Inc.	135,321	7,637
	Gaming and Leisure Properties Inc.	155,688	7,173
	American Homes 4 Rent Class A	189,846	6,983
	Regency Centers Corp.	112,951	6,840
	Equity LifeStyle Properties Inc.	104,671	6,741
	Camden Property Trust	66,521	6,546
	Lamar Advertising Co. Class A	54,454	6,502
	Rexford Industrial Realty Inc.	126,844	6,380
	CubeSmart	138,113	6,245
	Boston Properties Inc.	87,687	5,727
*	Jones Lang LaSalle Inc.	29,356	5,727
	EastGroup Properties Inc.	29,609	5,323
	Federal Realty Investment Trust	50,371	5,144
	NNN REIT Inc.	113,766	4,862
	Omega Healthcare Investors Inc.	150,302	4,760
*	Zillow Group Inc. Class C	90,770	4,428
	Americold Realty Trust Inc.	176,970	4,410
	Brixmor Property Group Inc.	185,369	4,347
	STAG Industrial Inc.	112,958	4,342
	First Industrial Realty Trust Inc.	82,271	4,322
	Ryman Hospitality Properties Inc.	34,761	4,019
	Terreno Realty Corp.	57,913	3,845
	Agree Realty Corp.	62,196	3,553
	Healthcare Realty Trust Inc.	234,712	3,321
	Vornado Realty Trust	108,052	3,109
	Rayonier Inc.	92,504	3,075
	Kite Realty Group Trust	136,373	2,957
	Essential Properties Realty Trust Inc.	103,594	2,762
	Phillips Edison & Co. Inc.	76,263	2,736
	Kilroy Realty Corp.	72,891	2,655
	PotlatchDeltic Corp.	50,000	2,351

		Shares	Market Value ($000)
	Apartment Income REIT Corp.	71,129	2,310
	Cousins Properties Inc.	95,490	2,296
	Macerich Co.	132,848	2,289
	Independence Realty Trust Inc.	141,462	2,282
	SL Green Realty Corp.	40,150	2,213
	Apple Hospitality REIT Inc.	134,886	2,209
	Sabra Health Care REIT Inc.	146,152	2,159
	Park Hotels & Resorts Inc.	122,131	2,136
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	70,498	2,002
	EPR Properties	46,703	1,983
	CareTrust REIT Inc.	81,080	1,976
	Tanger Inc.	65,187	1,925
	DigitalBridge Group Inc.	99,545	1,918
	Broadstone Net Lease Inc.	117,626	1,843
	National Storage Affiliates Trust	46,587	1,824
	Innovative Industrial Properties Inc.	17,417	1,803
	SITE Centers Corp.	118,869	1,741
[1]	Medical Properties Trust Inc.	369,080	1,735
	COPT Defense Properties	71,027	1,717
	Highwoods Properties Inc.	64,772	1,696
	LXP Industrial Trust	180,387	1,627
	National Health Investors Inc.	25,768	1,619
*	Zillow Group Inc. Class A	30,633	1,466
	Sunstone Hotel Investors Inc.	129,446	1,442
	Outfront Media Inc.	85,375	1,433
	St. Joe Co.	24,469	1,418
	Four Corners Property Trust Inc.	57,633	1,410
*	Howard Hughes Holdings Inc.	18,746	1,361
	Douglas Emmett Inc.	97,492	1,352
	DiamondRock Hospitality Co.	128,871	1,238
	Urban Edge Properties	71,233	1,230
	Global Net Lease Inc.	148,769	1,156
*	Opendoor Technologies Inc.	380,122	1,152
*	Equity Commonwealth	60,773	1,147
*	Cushman & Wakefield plc	108,882	1,139
	Pebblebrook Hotel Trust	73,684	1,135
	RLJ Lodging Trust	92,602	1,095
*	GEO Group Inc.	77,148	1,089
	Acadia Realty Trust	61,735	1,050
	Retail Opportunity Investments Corp.	79,323	1,017
*	Compass Inc. Class A	279,509	1,006
	InvenTrust Properties Corp.	39,085	1,005
	Xenia Hotels & Resorts Inc.	65,155	978
	JBG SMITH Properties	57,604	925
	Newmark Group Inc. Class A	79,791	885
	NETSTREIT Corp.	47,214	867
	Empire State Realty Trust Inc. Class A	84,233	853
	Uniti Group Inc.	143,269	845
	LTC Properties Inc.	25,731	836
	Veris Residential Inc.	52,062	792
	Getty Realty Corp.	28,924	791
	Elme Communities	53,348	743
	Service Properties Trust	107,913	732
	Alexander & Baldwin Inc.	43,772	721
	Safehold Inc.	32,110	661
*	Apartment Investment and Management Co. Class A	80,218	657
	American Assets Trust Inc.	29,581	648
	Easterly Government Properties Inc.	56,004	645

		Shares	Market Value ($000)
	UMH Properties Inc.	39,642	644
	Plymouth Industrial REIT Inc.	27,935	629
	Piedmont Office Realty Trust Inc. Class A	85,605	602
	Kennedy-Wilson Holdings Inc.	66,877	574
	Centerspace	9,911	566
	Hudson Pacific Properties Inc.	86,652	559
	Paramount Group Inc.	117,451	551
	eXp World Holdings Inc.	49,336	510
*	Redfin Corp.	73,200	487
	Brandywine Realty Trust	100,127	481
	Marcus & Millichap Inc.	13,517	462
	Community Healthcare Trust Inc.	17,101	454
	NexPoint Residential Trust Inc.	13,451	433
	Armada Hoffler Properties Inc.	39,926	415
	Summit Hotel Properties Inc.	63,716	415
*	Forestar Group Inc.	10,022	403
*	Anywhere Real Estate Inc.	61,818	382
	Whitestone REIT	30,354	381
	Peakstone Realty Trust REIT	21,764	351
	Global Medical REIT Inc.	39,137	342
	Farmland Partners Inc.	30,269	336
	CBL & Associates Properties Inc.	14,294	327
	Universal Health Realty Income Trust	8,758	321
	Chatham Lodging Trust	30,725	311
	Gladstone Land Corp.	23,305	311
	Gladstone Commercial Corp.	22,373	310
	Saul Centers Inc.	7,859	302
	Diversified Healthcare Trust	120,173	296
	Ares Commercial Real Estate Corp.	36,989	276
	Alexander's Inc.	1,176	255
	RMR Group Inc. Class A	9,872	237
*	Tejon Ranch Co.	14,715	227
*	Seritage Growth Properties Class A	21,810	210
	NET Lease Office Properties	8,823	210
*	FRP Holdings Inc.	3,191	196
	One Liberty Properties Inc.	8,111	183
	CTO Realty Growth Inc.	10,336	175
	Industrial Logistics Properties Trust	40,594	174
	Postal Realty Trust Inc. Class A	11,023	158
	Franklin Street Properties Corp.	58,146	132
	Orion Office REIT Inc.	34,834	122
	BRT Apartments Corp.	7,209	121
	Bridge Investment Group Holdings Inc. Class A	17,135	117
*	Stratus Properties Inc.	4,990	114
	City Office REIT Inc.	20,087	105
	Modiv Industrial Inc.	6,088	102
*	Star Holdings	7,643	99
	Braemar Hotels & Resorts Inc.	41,427	83
	Alpine Income Property Trust Inc.	5,409	83
*,1	Offerpad Solutions Inc.	9,843	80
	Clipper Realty Inc.	14,188	69
*	Douglas Elliman Inc.	42,189	67
	American Healthcare REIT Inc.	4,520	67
	Office Properties Income Trust	28,227	58
	Creative Media & Community Trust Corp.	13,505	58
*	Maui Land & Pineapple Co. Inc.	2,641	57
	RE/MAX Holdings Inc. Class A	6,103	53
	Bluerock Homes Trust Inc.	2,283	39

		Shares	Market Value ($000)
	Global Self Storage Inc.	8,627	38
*	Ashford Hospitality Trust Inc.	20,163	28
*	Sotherly Hotels Inc.	18,957	27
*	Rafael Holdings Inc. Class B	13,424	23
*	Altisource Portfolio Solutions SA	6,149	12
*	Fathom Holdings Inc.	5,453	11
			857,227
Technology (32.0%)
	Microsoft Corp.	4,603,045	1,936,593
	Apple Inc.	9,087,432	1,558,313
	NVIDIA Corp.	1,471,040	1,329,173
	Meta Platforms Inc. Class A	1,362,547	661,626
*	Alphabet Inc. Class A	3,648,034	550,598
*	Alphabet Inc. Class C	2,988,211	454,985
	Broadcom Inc.	289,884	384,215
*	Advanced Micro Devices Inc.	1,000,039	180,497
	Salesforce Inc.	569,220	171,438
*	Adobe Inc.	279,692	141,133
	Oracle Corp.	1,021,124	128,263
	QUALCOMM Inc.	690,421	116,888
	Intel Corp.	2,620,781	115,760
	International Business Machines Corp.	565,273	107,945
	Intuit Inc.	164,282	106,783
	Applied Materials Inc.	515,719	106,357
	Texas Instruments Inc.	563,127	98,102
*	ServiceNow Inc.	127,044	96,858
	Micron Technology Inc.	684,389	80,683
	Lam Research Corp.	81,232	78,923
	Analog Devices Inc.	306,161	60,556
	KLA Corp.	83,788	58,532
*	Palo Alto Networks Inc.	200,296	56,910
*	Synopsys Inc.	94,559	54,040
*	Cadence Design Systems Inc.	168,709	52,516
*	Crowdstrike Holdings Inc. Class A	141,119	45,241
	Amphenol Corp. Class A	371,776	42,884
	Marvell Technology Inc.	535,998	37,992
	Roper Technologies Inc.	66,258	37,160
*	Workday Inc. Class A	129,576	35,342
*	Autodesk Inc.	132,596	34,531
*	Super Micro Computer Inc.	30,523	30,829
	Microchip Technology Inc.	335,311	30,081
*	Snowflake Inc. Class A	183,803	29,703
*	Palantir Technologies Inc. Class A	1,242,960	28,601
	TE Connectivity Ltd.	191,337	27,790
*	Fortinet Inc.	405,035	27,668
*	DoorDash Inc. Class A	175,114	24,117
	Cognizant Technology Solutions Corp. Class A	309,438	22,679
*	Gartner Inc.	45,918	21,888
	CDW Corp.	82,654	21,141
*	Datadog Inc. Class A	168,892	20,875
*	ON Semiconductor Corp.	265,055	19,495
	Monolithic Power Systems Inc.	28,289	19,164
*	Atlassian Corp. Ltd. Class A	97,630	19,049
*	ANSYS Inc.	53,957	18,732
*	HubSpot Inc.	29,871	18,716
	Vertiv Holdings Co. Class A	224,938	18,371
	HP Inc.	582,722	17,610
	Dell Technologies Inc. Class C	149,176	17,022

		Shares	Market Value ($000)
*	Cloudflare Inc. Class A	175,115	16,956
*,1	MicroStrategy Inc. Class A	9,303	15,858
	Corning Inc.	478,110	15,759
*	MongoDB Inc.	42,535	15,255
	Hewlett Packard Enterprise Co.	806,009	14,291
*	Western Digital Corp.	202,500	13,819
	NetApp Inc.	127,684	13,403
*	PTC Inc.	70,356	13,293
	Entegris Inc.	93,306	13,113
*	Pinterest Inc. Class A	369,790	12,821
	Seagate Technology Holdings plc	130,063	12,102
*	Tyler Technologies Inc.	26,212	11,140
	Leidos Holdings Inc.	83,977	11,009
	Skyworks Solutions Inc.	99,200	10,745
	Teradyne Inc.	94,765	10,692
*	Zscaler Inc.	55,031	10,601
*	GoDaddy Inc. Class A	87,425	10,376
*	Okta Inc.	97,756	10,227
*	Akamai Technologies Inc.	93,028	10,118
*	VeriSign Inc.	53,155	10,073
	Jabil Inc.	75,087	10,058
*	EPAM Systems Inc.	35,984	9,937
*	Pure Storage Inc. Class A	185,128	9,625
*	Manhattan Associates Inc.	38,278	9,578
*	Zoom Video Communications Inc. Class A	144,328	9,435
*	Nutanix Inc. Class A	150,471	9,287
	SS&C Technologies Holdings Inc.	129,532	8,338
*	Dynatrace Inc.	174,276	8,093
*	DocuSign Inc.	126,414	7,528
	Gen Digital Inc. (XNGS)	334,491	7,493
*	Snap Inc. Class A	650,337	7,466
	Bentley Systems Inc. Class B	141,903	7,410
*	F5 Inc.	36,358	6,893
*	Qorvo Inc.	59,841	6,872
*	Lattice Semiconductor Corp.	85,700	6,704
*	Twilio Inc. Class A	105,927	6,477
*	Match Group Inc.	169,668	6,156
*	Dayforce Inc.	92,663	6,135
	Paycom Software Inc.	30,461	6,062
*	Toast Inc. Class A	240,064	5,982
*	Guidewire Software Inc.	51,113	5,965
*	AppLovin Corp. Class A	83,284	5,765
*	Coherent Corp.	94,921	5,754
*	Onto Innovation Inc.	30,230	5,474
*	UiPath Inc. Class A	240,270	5,447
	KBR Inc.	84,221	5,362
*	CACI International Inc. Class A	13,597	5,151
*	Elastic NV	48,915	4,903
*	Procore Technologies Inc.	58,392	4,798
	Universal Display Corp.	27,962	4,710
*	Unity Software Inc.	166,063	4,434
	TD SYNNEX Corp.	38,647	4,371
*	Arrow Electronics Inc.	33,558	4,344
*	Fabrinet	22,532	4,259
*	SPS Commerce Inc.	22,920	4,238
	Science Applications International Corp.	32,206	4,199
*	Rambus Inc.	67,184	4,153
*	Samsara Inc. Class A	105,592	3,990

		Shares	Market Value ($000)
*	Novanta Inc.	22,505	3,933
*	Insight Enterprises Inc.	20,360	3,777
*	Dropbox Inc. Class A	154,888	3,764
*	Confluent Inc. Class A	119,955	3,661
*	SentinelOne Inc. Class A	154,748	3,607
*	Qualys Inc.	21,495	3,587
*	Tenable Holdings Inc.	71,799	3,549
*	MACOM Technology Solutions Holdings Inc.	35,981	3,441
*	ZoomInfo Technologies Inc.	213,495	3,422
*	Aspen Technology Inc.	15,858	3,382
*	Gitlab Inc. Class A	56,734	3,309
*	Kyndryl Holdings Inc.	145,026	3,156
	Dolby Laboratories Inc. Class A	36,874	3,089
*	Cirrus Logic Inc.	33,248	3,077
*	Varonis Systems Inc.	64,940	3,063
*	Smartsheet Inc. Class A	79,312	3,054
*	DoubleVerify Holdings Inc.	84,780	2,981
*	Appfolio Inc. Class A	11,892	2,934
*	Altair Engineering Inc. Class A	34,041	2,933
*	Silicon Laboratories Inc.	20,026	2,878
	Avnet Inc.	56,571	2,805
*	Five9 Inc.	45,100	2,801
*	CommVault Systems Inc.	26,505	2,688
	Power Integrations Inc.	35,819	2,563
*	Workiva Inc.	30,003	2,544
	Amkor Technology Inc.	77,033	2,484
*	Blackbaud Inc.	33,491	2,483
*	Cleanspark Inc.	116,874	2,479
*	Parsons Corp.	29,390	2,438
*	DXC Technology Co.	114,209	2,422
*	Box Inc. Class A	84,762	2,400
*	Teradata Corp.	61,624	2,383
*	IAC Inc.	44,268	2,361
*	Freshworks Inc. Class A	129,375	2,356
	Concentrix Corp.	35,559	2,355
	Advanced Energy Industries Inc.	22,946	2,340
*	JFrog Ltd.	52,818	2,336
*	Synaptics Inc.	23,924	2,334
*	Axcelis Technologies Inc.	20,518	2,288
*	Wolfspeed Inc.	76,703	2,263
*	CCC Intelligent Solutions Holdings Inc.	188,061	2,249
*	Blackline Inc.	34,653	2,238
*	FormFactor Inc.	48,182	2,199
*	Alarm.com Holdings Inc.	29,618	2,146
*	Sanmina Corp.	33,081	2,057
*	HashiCorp Inc. Class A	69,781	1,881
*	Diodes Inc.	26,540	1,871
*	Q2 Holdings Inc.	35,231	1,852
	Vishay Intertechnology Inc.	79,719	1,808
*	Credo Technology Group Holding Ltd.	85,241	1,806
*,1	C3.ai Inc. Class A	66,277	1,794
*	Rapid7 Inc.	36,502	1,790
	Dun & Bradstreet Holdings Inc.	177,638	1,783
*	Sprout Social Inc. Class A	29,309	1,750
*	Ziff Davis Inc.	27,604	1,740
*	Envestnet Inc.	29,702	1,720
*	RingCentral Inc. Class A	49,343	1,714
*	Impinj Inc.	13,054	1,676

		Shares	Market Value ($000)
	Pegasystems Inc.	25,188	1,628
*	Plexus Corp.	16,927	1,605
*	Yelp Inc.	39,806	1,568
*	IPG Photonics Corp.	17,001	1,542
*	nCino Inc.	40,957	1,531
*	Braze Inc. Class A	33,648	1,491
	Progress Software Corp.	26,395	1,407
*	Rogers Corp.	11,693	1,388
*	LiveRamp Holdings Inc.	39,765	1,372
*	Allegro MicroSystems Inc.	48,237	1,300
*	Agilysys Inc.	15,403	1,298
*	Squarespace Inc. Class A	35,598	1,297
*	Verint Systems Inc.	38,484	1,276
	Xerox Holdings Corp.	71,215	1,275
*	Cargurus Inc.	55,107	1,272
*	ePlus Inc.	16,157	1,269
*	DigitalOcean Holdings Inc.	32,825	1,253
*	Veeco Instruments Inc.	35,603	1,252
*	Ultra Clean Holdings Inc.	25,805	1,185
*	Perficient Inc.	20,965	1,180
	Clear Secure Inc. Class A	55,181	1,174
*	PagerDuty Inc.	51,135	1,160
*	Ambarella Inc.	22,614	1,148
*	Semtech Corp.	40,269	1,107
*	Informatica Inc. Class A	31,268	1,094
*	Astera Labs Inc.	14,168	1,051
*	Vertex Inc. Class A	32,669	1,038
*	Appian Corp. Class A	25,658	1,025
*	Schrodinger Inc.	37,442	1,011
*,1	IonQ Inc.	101,157	1,011
*	NCR Voyix Corp.	79,992	1,010
*	Photronics Inc.	35,581	1,008
*	Sitime Corp.	10,722	1,000
*	Fastly Inc. Class A	75,872	984
*	Upwork Inc.	78,191	959
*	Cohu Inc.	28,573	952
*	TTM Technologies Inc.	60,574	948
*	NetScout Systems Inc.	42,478	928
*	Intapp Inc.	26,969	925
*	Paycor HCM Inc.	47,307	920
*	Zeta Global Holdings Corp. Class A	82,579	903
*	PROS Holdings Inc.	24,833	902
*	Magnite Inc.	83,164	894
*	Sprinklr Inc. Class A	72,433	889
*	ACM Research Inc. Class A	29,961	873
	CSG Systems International Inc.	16,838	868
*	Everbridge Inc.	24,634	858
*	SMART Global Holdings Inc.	32,381	852
*	MaxLinear Inc.	44,986	840
*	Jamf Holding Corp.	45,714	839
	CTS Corp.	17,504	819
*	Zuora Inc. Class A	86,777	791
*	PDF Solutions Inc.	22,779	767
*	PAR Technology Corp.	16,132	732
*	AvePoint Inc.	90,670	718
*	Ichor Holdings Ltd.	18,480	714
*	Asana Inc. Class A	45,641	707
*,1	SoundHound AI Inc. Class A	118,114	696

		Shares	Market Value ($000)
*	Bumble Inc. Class A	61,214	695
	Shutterstock Inc.	14,758	676
*	Reddit Inc. Class A	13,706	676
	Adeia Inc.	61,494	672
	Benchmark Electronics Inc.	21,517	646
*	ScanSource Inc.	14,594	643
*	PubMatic Inc. Class A	26,770	635
*	indie Semiconductor Inc. Class A	89,675	635
*	Model N Inc.	21,667	617
*	E2open Parent Holdings Inc.	136,198	605
	A10 Networks Inc.	42,147	577
*,1	Hut 8 Corp.	50,968	563
*	Couchbase Inc.	20,621	543
*	TechTarget Inc.	16,173	535
*	Alkami Technology Inc.	21,365	525
*	N-Able Inc.	39,638	518
*	Diebold Nixdorf Inc.	14,819	510
*	Amplitude Inc. Class A	44,897	488
	PC Connection Inc.	7,086	467
*	Blend Labs Inc. Class A	141,713	461
	Simulations Plus Inc.	10,624	437
*	Xometry Inc. Class A	25,180	425
*,1	Core Scientific Inc.	116,030	411
*	Matterport Inc.	177,288	401
*	Olo Inc. Class A	70,856	389
*	Yext Inc.	64,201	387
*	Mitek Systems Inc.	27,197	383
	Hackett Group Inc.	15,724	382
*	Klaviyo Inc. Class A	14,991	382
*	Cerence Inc.	23,876	376
*	Grid Dynamics Holdings Inc.	30,288	372
	SolarWinds Corp.	28,414	359
*,1	Rumble Inc.	44,289	358
*	Kimball Electronics Inc.	16,078	348
*	Weave Communications Inc.	30,190	347
*	NerdWallet Inc. Class A	23,428	344
*	nLight Inc.	26,421	343
*	Vimeo Inc.	83,340	341
*	Terawulf Inc.	129,694	341
*	3D Systems Corp.	75,906	337
*	Navitas Semiconductor Corp.	70,599	337
*	SmartRent Inc.	114,569	307
*	Vivid Seats Inc. Class A	51,300	307
*	MeridianLink Inc.	16,055	300
*	Planet Labs PBC	117,734	300
*	Alpha & Omega Semiconductor Ltd.	13,499	298
*	CEVA Inc.	13,054	296
*	Cipher Mining Inc.	57,538	296
*	Digimarc Corp.	10,311	280
*	Daktronics Inc.	27,954	278
	NVE Corp.	3,026	273
*	Mediaalpha Inc. Class A	13,080	266
*	Eventbrite Inc. Class A	47,701	261
*	OneSpan Inc.	22,416	261
*	Applied Digital Corp.	60,760	260
	Methode Electronics Inc.	21,243	259
*	BigCommerce Holdings Inc. Series 1	36,948	255
*	Nextdoor Holdings Inc.	112,822	254

		Shares	Market Value ($000)
*,1	Getty Images Holdings Inc.	61,285	254
*	Bandwidth Inc. Class A	13,764	251
*	EverQuote Inc. Class A	13,409	249
*	Definitive Healthcare Corp.	29,785	240
	American Software Inc. Class A	20,328	233
*	SEMrush Holdings Inc. Class A	16,948	225
*	Porch Group Inc.	52,056	224
*	Unisys Corp.	41,473	204
*	TrueCar Inc.	58,951	200
*	Aehr Test Systems	16,147	200
*,1	MicroVision Inc.	104,855	193
*	Enfusion Inc. Class A	18,353	170
*	Consensus Cloud Solutions Inc.	10,465	166
*	Groupon Inc.	12,215	163
*	NextNav Inc.	24,698	163
*	SkyWater Technology Inc.	15,868	161
*	Domo Inc. Class B	17,734	158
*	Digital Turbine Inc.	59,087	155
*	Ouster Inc.	19,504	155
	ON24 Inc.	21,474	153
*	Thoughtworks Holding Inc.	60,645	153
*	Backblaze Inc. Class A	14,908	153
*	Red Violet Inc.	7,758	152
*	1stdibs.com Inc.	24,950	149
*	Innovid Corp.	53,483	133
*	Rigetti Computing Inc.	87,252	133
*	Telos Corp.	30,682	128
	Immersion Corp.	16,646	125
*	Arteris Inc.	16,883	124
*	AXT Inc.	26,060	120
*	Adtheorent Holdings Co. Inc.	36,232	116
*,1	Tucows Inc. Class A	6,201	115
*	Astronova Inc.	6,470	115
*	Transphorm Inc.	23,201	114
*	Rimini Street Inc.	32,856	107
*	Identiv Inc.	12,931	102
	CSP Inc.	5,406	100
*	Innodata Inc.	15,162	100
*,1	Veritone Inc.	18,337	96
*	ZeroFox Holdings Inc.	84,034	94
*	EverCommerce Inc.	9,876	93
*	Asure Software Inc.	11,625	90
*	Kopin Corp.	49,313	89
*	FiscalNote Holdings Inc.	66,657	89
*	QuickLogic Corp.	5,307	85
*	Viant Technology Inc. Class A	7,806	83
*	Atomera Inc.	13,078	81
*	Pixelworks Inc.	30,211	78
*	eGain Corp.	11,671	75
*	inTEST Corp.	5,625	75
*	Rackspace Technology Inc.	46,340	73
*	Intevac Inc.	18,754	72
[1]	ReposiTrak Inc.	4,512	72
*	Everspin Technologies Inc.	7,621	60
*	Aeva Technologies Inc.	15,395	60
*	Upland Software Inc.	19,213	59
*	Quantum Corp.	98,136	58
	Richardson Electronics Ltd.	6,173	57

		Shares	Market Value ($000)
*	WM Technology Inc.	41,877	56
*	GSI Technology Inc.	15,882	54
*	Expensify Inc. Class A	28,100	52
*	AudioEye Inc.	5,086	51
*	Intellicheck Inc.	14,706	51
*	Brightcove Inc.	25,456	49
*	SecureWorks Corp. Class A	7,362	49
*	LivePerson Inc.	44,180	44
*	CoreCard Corp.	3,812	42
*	Key Tronic Corp.	8,842	41
*	Synchronoss Technologies Inc.	4,888	41
*	One Stop Systems Inc.	11,905	39
*	Issuer Direct Corp.	2,964	38
*	TransAct Technologies Inc.	7,051	37
*	CVD Equipment Corp.	7,295	34
*	Mastech Digital Inc.	3,641	33
*	System1 Inc.	16,725	33
*	comScore Inc.	2,097	32
*	Amtech Systems Inc.	5,730	31
*,1	Skillz Inc.	4,688	30
*	Inuvo Inc.	84,564	29
*,1	BigBear.ai Holdings Inc.	14,204	29
*	Data I/O Corp.	8,084	28
*	Zedge Inc. Class B	10,242	28
*,1	BuzzFeed Inc.	58,794	27
*	WidePoint Corp.	10,057	26
*	NetSol Technologies Inc.	9,164	25
*	Edgio Inc.	2,203	21
*	KULR Technology Group Inc.	52,190	20
*	Nutex Health Inc.	203,511	20
	VirnetX Holding Corp.	2,409	15
*	Glimpse Group Inc.	11,947	13
*	KORE Group Holdings Inc.	15,866	12
*	Vroom Inc.	929	12
*	EMCORE Corp.	30,051	10
*	Alpine 4 Holdings Inc.	12,716	9
*	Arena Group Holdings Inc.	5,010	6
*	authID Inc.	729	6
*	Presto Automation Inc.	29,255	5
*	Streamline Health Solutions Inc.	6,849	3
*	Smith Micro Software Inc.	6,655	2
*	Boxlight Corp. Class A	1,635	1
			10,094,280
Telecommunications (1.9%)
	Cisco Systems Inc.	2,255,686	112,581
	Comcast Corp. Class A	2,455,800	106,459
	Verizon Communications Inc.	2,346,147	98,444
	AT&T Inc.	4,431,039	77,986
	T-Mobile US Inc.	330,148	53,887
*	Arista Networks Inc.	155,061	44,965
	Motorola Solutions Inc.	102,786	36,487
*	Charter Communications Inc. Class A	58,587	17,027
	Juniper Networks Inc.	198,135	7,343
*	Roku Inc.	77,932	5,079
*	Ciena Corp.	89,745	4,438
*	Liberty Broadband Corp. Class C	75,198	4,304
*	Frontier Communications Parent Inc.	153,975	3,772
*	Lumentum Holdings Inc.	42,406	2,008

		Shares	Market Value ($000)
	Iridium Communications Inc.	69,352	1,814
	Cogent Communications Holdings Inc.	26,587	1,737
	InterDigital Inc.	15,779	1,680
*	Viavi Solutions Inc.	141,232	1,284
*	ViaSat Inc.	67,838	1,227
	Cable One Inc.	2,766	1,170
*	Calix Inc.	33,856	1,123
	Telephone and Data Systems Inc.	64,093	1,027
*	EchoStar Corp. Class A	70,715	1,008
*	Lumen Technologies Inc.	634,927	990
*	Harmonic Inc.	68,698	923
*	Extreme Networks Inc.	76,121	878
*	Digi International Inc.	22,634	723
*	Infinera Corp.	115,417	696
*	Globalstar Inc.	441,446	649
	Shenandoah Telecommunications Co.	28,675	498
	IDT Corp. Class B	12,808	484
*	Liberty Broadband Corp. Class A	7,611	435
*	Applied Optoelectronics Inc.	28,286	392
*	Gogo Inc.	40,533	356
*,1	Lightwave Logic Inc.	75,692	354
*	Altice USA Inc. Class A	132,637	346
	Bel Fuse Inc. Class B	5,374	324
*	fuboTV Inc.	188,712	298
*	Xperi Inc.	24,570	296
*	Aviat Networks Inc.	7,687	295
*	NETGEAR Inc.	17,624	278
*	United States Cellular Corp.	6,844	250
*	Clearfield Inc.	7,887	243
*	Anterix Inc.	7,145	240
*	Consolidated Communications Holdings Inc.	51,876	224
	Adtran Holdings Inc.	41,262	224
*	AST SpaceMobile Inc.	72,806	211
*	8x8 Inc.	72,629	196
	Spok Holdings Inc.	11,437	182
*	CommScope Holding Co. Inc.	126,539	166
	ATN International Inc.	4,873	153
*	Ribbon Communications Inc.	42,263	135
*	WideOpenWest Inc.	34,771	126
*,1	Powerfleet Inc. NJ	21,830	117
*	Ooma Inc.	13,218	113
	Bel Fuse Inc. Class A	1,376	97
*	Kaltura Inc.	57,548	78
*	KVH Industries Inc.	13,892	71
*	Genasys Inc.	27,518	65
*	Comtech Telecommunications Corp.	17,717	61
*	Lantronix Inc.	17,211	61
*	Airgain Inc.	10,184	55
*	Cambium Networks Corp.	7,849	34
	Network-1 Technologies Inc.	15,271	32
*	Akoustis Technologies Inc.	37,107	22
*	Inseego Corp.	6,265	18
*	DZS Inc.	12,668	17
*	Casa Systems Inc.	21,249	6
*	Vislink Technologies Inc.	1,108	4
*	CalAmp Corp.	499	2
*,2	GCI Liberty Inc.	82,371	—
			599,268

		Shares	Market Value ($000)
Utilities (2.5%)
	NextEra Energy Inc.	1,252,709	80,061
	Waste Management Inc.	248,076	52,877
	Southern Co.	676,179	48,509
	Duke Energy Corp.	475,994	46,033
	Constellation Energy Corp.	198,120	36,623
	Sempra	388,640	27,916
	American Electric Power Co. Inc.	318,652	27,436
	Waste Connections Inc. (XTSE)	159,505	27,436
	PG&E Corp.	1,620,521	27,160
	Dominion Energy Inc.	518,306	25,495
	Republic Services Inc.	126,486	24,214
	Exelon Corp.	617,061	23,183
	Public Service Enterprise Group Inc.	308,980	20,634
	Consolidated Edison Inc.	212,383	19,287
	Xcel Energy Inc.	343,370	18,456
	Edison International	238,632	16,878
	WEC Energy Group Inc.	196,056	16,100
	Vistra Corp.	221,876	15,454
	American Water Works Co. Inc.	120,030	14,669
	Entergy Corp.	131,016	13,846
	FirstEnergy Corp.	339,049	13,094
	Eversource Energy	217,021	12,971
	PPL Corp.	456,482	12,567
	DTE Energy Co.	108,735	12,194
	Ameren Corp.	163,831	12,117
	Atmos Energy Corp.	93,383	11,100
	CenterPoint Energy Inc.	388,583	11,071
	CMS Energy Corp.	179,499	10,831
	NRG Energy Inc.	140,297	9,497
	Alliant Energy Corp.	157,746	7,950
	AES Corp.	440,384	7,896
	NiSource Inc.	275,217	7,613
	Evergy Inc.	141,313	7,543
*	Clean Harbors Inc.	30,163	6,072
	Essential Utilities Inc.	152,988	5,668
	Pinnacle West Capital Corp.	70,997	5,306
	OGE Energy Corp.	123,275	4,228
*	Casella Waste Systems Inc. Class A	35,983	3,558
	UGI Corp.	131,919	3,237
	Southwest Gas Holdings Inc.	41,402	3,152
	National Fuel Gas Co.	56,579	3,039
*	Stericycle Inc.	57,419	3,029
	IDACORP Inc.	31,561	2,932
	New Jersey Resources Corp.	61,615	2,644
	Portland General Electric Co.	62,310	2,617
	Black Hills Corp.	41,781	2,281
	ONE Gas Inc.	34,549	2,229
	ALLETE Inc.	36,714	2,190
	Ormat Technologies Inc. (XNYS)	31,794	2,104
	PNM Resources Inc.	53,264	2,005
	Spire Inc.	31,518	1,934
	Northwestern Energy Group Inc.	37,485	1,909
	Avangrid Inc.	48,779	1,778
*	Sunrun Inc.	133,102	1,754
	MGE Energy Inc.	22,235	1,750
	Avista Corp.	48,739	1,707
	American States Water Co.	23,397	1,690

		Shares	Market Value ($000)
	California Water Service Group	34,657	1,611
	Chesapeake Utilities Corp.	13,502	1,449
	SJW Group	18,334	1,038
	Clearway Energy Inc. Class C	40,753	939
	Northwest Natural Holding Co.	22,011	819
	Hawaiian Electric Industries Inc.	66,006	744
	Clearway Energy Inc. Class A	34,162	735
	Middlesex Water Co.	11,404	599
	Unitil Corp.	10,442	547
*	Enviri Corp.	52,309	479
*	Sunnova Energy International Inc.	61,368	376
	York Water Co.	8,203	298
*	Net Power Inc.	19,230	219
	Excelerate Energy Inc. Class A	13,543	217
	Genie Energy Ltd. Class B	13,650	206
	Aris Water Solutions Inc. Class A	14,572	206
*	Altus Power Inc.	41,436	198
	Artesian Resources Corp. Class A	4,852	180
*,1	NuScale Power Corp.	27,688	147
*	Pure Cycle Corp.	14,095	134
*	Quest Resource Holding Corp.	15,072	129
*	Perma-Fix Environmental Services Inc.	9,152	109
*	Arq Inc.	16,504	107
	RGC Resources Inc.	5,308	107
*	Cadiz Inc.	35,748	104
	Global Water Resources Inc.	7,988	103
*	Vertex Energy Inc.	42,338	59
*	Aqua Metals Inc.	93,458	50
*	Via Renewables Inc.	1,933	21
			799,454
Total Common Stocks (Cost $10,558,845)			31,456,686
Rights (0.0%)
*	Empire Petroleum Corp. Exp. 4/3/24 (Cost $—)	5,806	—
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25 (Cost $—)	73,748	72
*	Hycroft Mining Holding Corp. Exp. 10/6/25 (Cost $—)	20,000	—
Total Warrants (Cost $—)			72

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.407% (Cost $59,443)	594,629	59,451
Total Investments (100.0%) (Cost $10,618,288)			31,516,209
Other Assets and Liabilities—Net (0.0%)			4,562
Net Assets (100%)			31,520,771
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,094,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $141,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $32,223,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	15	1,610	28
E-mini S&P 500 Index	June 2024	205	54,412	675
E-mini S&P Mid-Cap 400 Index	June 2024	30	9,232	273
				976
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,456,393	141	152	31,456,686
Rights	—	—	—	—
Warrants	72	—	—	72
Temporary Cash Investments	59,451	—	—	59,451
Total	31,515,916	141	152	31,516,209
Derivative Financial Instruments
Assets
Futures Contracts[1]	976	—	—	976
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.